        As filed with the Securities and Exchange Commission on December 7, 2001
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518


================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. __                      [_]

                         Post-Effective Amendment No. 74                     [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


                              Amendment No. 76                               [X]


                                 ______________

                               THE RBB FUND, INC.


               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                                    Copies to:
TIMOTHY K. BIEDRZYCKI                            MICHAEL P. MALLOY, ESQUIRE
PFPC, Inc.                                       Drinker Biddle & Reath LLP
400 Bellevue Parkway                             One Logan Square
Wilmington, DE 19809                             18/th/ & Cherry Streets
(Name and Address of Agent for Service)          Philadelphia, PA  19103-6996

         It is proposed that this filing will become effective (check appropriate box)

         [_] immediately upon filing pursuant to paragraph (b)

         [X] on December 18, 2001 pursuant to paragraph (b)
         [_] 60 days after filing pursuant to paragraph (a)(1)

         [_] on (date) pursuant to paragraph (a)(1)
         [_] 75 days after filing pursuant to paragraph (a)(2)
         [_] on (date) pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:

         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered..............Shares of Common Stock
                             n/i numeric investors
                                family of funds

                     n/i numeric investors Micro Cap Fund

                       n/i numeric investors Growth Fund

                      n/i numeric investors Mid Cap Fund

                  n/i numeric investors Small Cap Value Fund

                 --------------------------------------------

                     advised by Numeric Investors L.P.(R)

                 --------------------------------------------

   The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

                                                                      Prospectus

                                                               December 18, 2001

                               TABLE OF CONTENTS


                              INTRODUCTION TO RISK/RETURN SUMMARY
                                 Who Should Invest......................     1
                                 Numeric's Investment Style.............     1

                              DESCRIPTIONS OF THE FUNDS
A look at the goals,             n/i numeric investors Micro Cap Fund...     3
strategies, risks,               n/i numeric investors Growth Fund......     4
expenses and financial           n/i numeric investors Mid Cap Fund.....     6
history of each Fund.            n/i numeric investors Small Cap Value Fund  9
                                 Additional Information on Fund Investments 11

                              MANAGEMENT
Details on the                   Investment Adviser.....................    11
management and                   Service Provider Chart.................    12
operations of the Funds.

                              SHAREHOLDER INFORMATION
Policies and instructions for    Pricing of Fund Shares.................    13
opening, maintaining and         Purchase of Fund Shares................    13
closing an account in any of     Redemption of Fund Shares..............    15
the Funds.                       Exchange Privilege.....................    17
                                 Dividends and Distributions............    18
                                 Taxes..................................    18

                              FINANCIAL HIGHLIGHTS......................    19

                              FOR MORE INFORMATION............  See Back Cover

INTRODUCTION TO RISK/RETURN SUMMARY

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the n/i numeric investors family of funds of The RBB Fund, Inc. (the "Company").

The four classes of common stock of the Company represent interests in the n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund (each a "Fund," collectively the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the n/i numeric investors family of funds of the Company.

This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. After you read this introduction and the short sections about Fund strategies and risks, read the sections about Purchase and Redemption of Fund Shares, which apply to all the Funds offered by this Prospectus.

Who Should Invest?

Long-Term Investors Seeking Capital Appreciation. The Funds are intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Funds. Because of the risks associated with common stock investments, the Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term stock market movements. The Funds should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics--including common stocks, bonds and money market instruments. Investors may also wish to complement an investment in the Funds with other types of common stock investments.

General Considerations for Taxable Investors. High portfolio turnover (100% or more) can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways. First, short-term capital gains, which are a by-product of high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long-term capital gain tax rates for middle and upper income taxpayers. Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Numeric Investors L.P.(R) advises all of its investors to consider their ability to allocate tax-deferred assets (such as IRAs and other retirement plans) to active strategies, and taxable assets to lower turnover passive strategies, when considering their investment options.

Numeric's Investment Style


Quantitative Approach. To meet each Fund's investment objective, Numeric Investors L.P.(R) ("Numeric"), the Funds' investment adviser, uses quantitative investment techniques. These quantitative techniques rely on several proprietary computer models developed by Numeric to aid in the stock selection process. Currently, Numeric classifies their models into the following types:



 . the Fair Value Stock Model--This model attempts to identify companies whose stocks Numeric believes are mispriced relative to their projected earnings, growth and quality. In searching for stocks with market valuations lower than the average market valuation of stocks, this model considers, among other characteristics, price to earnings ratios and price to book ratios.



 . the Growth Stock Model or Estrend(TM) Model--This model attempts to identify companies whose earnings are improving more rapidly than the earnings of the average company. It also measures recent changes in Wall Street analysts' earnings forecasts for each company, selecting for purchase companies judged likely to experience upward revisions in earnings estimates, and for sale companies thought likely to suffer downward revisions.



 . the Quality of Earnings Model--This model measures the quality of earnings that a company is reporting. The Quality of Earnings Model aims to differentiate between companies with aggressive and conservative accounting practices. Numeric believes that companies using aggressive accounting practices may be prone to future earnings and revenue shocks whereas companies pursuing conservative accounting practices may have more of a cushion to make their estimates in the future. Careful analysis of balance sheet, income statement, accounting practices and cash flow statements leads to a Quality of Earnings score for each company.





The Fair Value Stock, Growth Stock and Quality of Earnings Models are intentionally complementary to each other. The insights they provide about each stock are from different perspectives and Numeric believes each model tends to be more effective during periods when one of the others is less effective. Combined, Numeric believes they are more likely to generate more consistent excess returns. Numeric's models incorporate dozens of characteristics for more than 2,000 companies analyzed, rapidly incorporating new market information during each trading day. The Funds' portfolio managers closely monitor this flow of information to identify what they believe are the most immediate investment opportunities.


Capital Limitation. Numeric pursues an unusual business strategy for an investment manager in that it strictly limits the amount of capital that it accepts into a Fund. It is Numeric's belief that as a pool of assets in any one strategy grows larger, the transaction costs associated with buying and selling securities for the strategy correspondingly increase. Numeric believes that too large a pool of capital in any one strategy will inevitably reduce its ability to achieve investment results that meet its objectives.


As a result, each of the Funds will close to further investment when increasing transaction costs begin to diminish the Fund's performance. When a Fund is closed to further investment, its shares are offered only to existing shareholders of the Fund and certain other persons, who generally are subject to cumulative, maximum purchase amounts, as follows: (i) persons who already hold shares of this Fund directly or through accounts maintained by brokers by arrangement with the Company, (ii) existing and future clients of financial advisors and planners whose clients already hold shares of this Fund, and (iii) employees of Numeric and their spouses and children. Other persons who are shareholders of other n/i numeric investors Funds are not permitted to acquire shares of a closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder has elected otherwise.



Numeric reserves the right to reopen a closed Fund to new investments at any time or to further restrict sales of its shares.



Numeric intends to close the n/i numeric investors Growth and n/i numeric investors Micro Cap Funds to new investors when each Fund's total assets reach $125 million, and intends to close the n/i numeric investors Mid Cap and n/i numeric investors Small Cap Value Funds when each Fund's total assets reach $200 million.

DESCRIPTIONS OF THE FUNDS

n/i numeric investors Micro Cap Fund
Ticker Symbol: NIMCX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies


Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with a market capitalization of $600 million or less, although the Fund may invest in companies with higher market capitalization. Numeric determines its stock selection decisions for this Fund primarily on the basis of its Growth Stock and Quality of Earnings Models. Considered, but of less importance, is the Fair Value Stock Model.


The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

As noted above, the Fund is currently closed to new investors.

Key Risks

 . Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in micro-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's micro-cap securities may underperform small-cap, mid-cap or large-cap securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the variability of the Fund's long-term performance. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Returns
As of December 31

                                    [CHART]
1997    30.86%
1998    16.27%
1999    34.46%
2000     2.23%


Year-to-date total return for the nine months ended September 30, 2001: (15.79)%


Best and Worst Quarterly Performance (for the periods reflected in the chart above)


                  Best Quarter:   28.66%  (quarter ended
                                          December 31, 1998)
                  Worst Quarter: (17.81)% (quarter ended
                                          September 30, 1998)

Average Annual Total Returns--Comparison

As of December 31, 2000



                      1 Year   Since Inception
                      ------   ---------------
n/i numeric investors
  Micro Cap Fund*....   2.23%       21.52%
                      ------       ------
Russell 2000 Growth
  Index**............ (22.43)%       3.64%
                      ------       ------

--------
 *Commencedoperations on June 3, 1996.

**The Russell 2000 Growth Index contains stocks from the Russell 2000 with greater-than-average growth orientation. Companies in this index generally have higher price to book and price to earnings ratios. The Russell 2000 is an index of stocks 1,001 through 3,000 in the Russell 3000 Index as ranked by total market capitalization. This index is segmented into growth and value categories.


Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2001) restated to reflect the reduction of fee waivers.



Shareholder Fees (fees paid directly from your investment)



                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 1.50%
                     Exchange fee................... None
                     Maximum account fee............ None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                  Management fees.....................   0.75%
                  Rule 12b-1 fees.....................   None
                  Other expenses......................   0.50%

                                                       ------
                  Total annual Fund operating expenses   1.25%
                                                       ------
                  Fee waivers**.......................      0%

                                                       ------
                  Net expenses**......................   1.25%

                                                       ======

--------

* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective as of the date of this Prospectus, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.50% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to the date of this Prospectus and held for less than six months are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.


**Numeric has agreed that until December 31, 2002, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.25%.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:




                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $127   $397    $686    $1,511
                         ----   ----    ----    ------


n/i numeric investors Growth Fund
Ticker Symbol: NISGX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies

Under normal circumstances, the Fund invests in common stock of companies with smaller ($2.0 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates. Numeric determines its stock selection decisions for this Fund primarily on the basis of its Growth Stock and Quality of Earnings Models. Considered, but of less importance, is the Fair Value Stock Model.


The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

Key Risks

 . Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in smaller-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's securities may underperform other securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the variability of the Fund's long-term performance. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Returns
As of December 31

                                    [CHART]

1997   15.61%
1998    2.22%
1999   49.47%
2000   -4.31%


Year-to-date total return for the nine months ended September 30, 2001: (28.73)%


Best and Worst Quarterly Performance (for the periods reflected in the chart above)


                  Best Quarter:    31.08% (quarter ended
                                          December 31, 1999)
                  Worst Quarter: (25.96)% (quarter ended
                                          September 30, 1998)

Average Annual Total Returns--Comparison

As of December 31, 2000



                      1 Year   Since Inception
                      ------   ---------------
n/i numeric investors
  Growth Fund*.......  (4.31)%      14.58%
                      ------        -----
Russell 2500 Growth
  Index**............ (16.09)%       9.26%
                      ------        -----

--------
* Commenced operations on June 3, 1996.
**The Russell 2500 is an index of stocks 501 through 3,000 in the Russell 3000
  Index, as ranked by total market capitalization. This index is segmented into growth and value categories. The Russell 2500 Growth Index contains stocks from the Russell 2500 with greater-than-average growth orientation. Companies in this index generally have higher price to book and price to earnings ratios.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2001) restated to reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.



Shareholder Fees (fees paid directly from your investment)



                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 1.50%
                     Exchange fee................... None
                     Maximum account fee............ None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management fees+....................  1.35%
Rule 12b-1 fees.....................  None
Other expenses......................  0.63%

                                     -----
Total annual Fund operating expenses  1.98%
                                     -----
Fee waivers**....................... (0.13)%

                                     -----
Net expenses**......................  1.85%

                                     =====

--------
+ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the Russell 2500 Growth Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.

* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective as of the date of this Prospectus, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.50% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to the date of this Prospectus and held for less than six months are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.


**Numeric has agreed that until December 31, 2002, it will reimburse expenses to the extent that the Fund's other expenses exceed 0.50%. For the fiscal year ended August 31, 2001, the Fund's other expenses were 0.63% before fee waivers and expense reimbursements.


Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                       1 Year    3 Years 5 Years 10 Years
                       ------    ------- ------- --------

                        $188      $609   $1,056   $2,296
                       ------    ------- ------- --------


n/i numeric investors Mid Cap Fund
Ticker Symbol: NIGVX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies

Under normal circumstances, the Fund invests in common stocks of middle and large capitalization companies where Numeric believes that earnings per share are improving more rapidly than earnings per share of the average company, as well as companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Numeric determines its stock selection decisions for this Fund based on the Growth Stock, Fair Value Stock and Quality of Earnings Models. The Fund anticipates that it will invest 65% of its total assets in common stock of "mid-cap" companies, which the Fund defines as the 151st to the 1,000th largest companies (excluding American Depositary Receipts) as ranked by market capitalization. The market capitalization of the 1,000th largest company is approximately $1.3 billion.


The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

Key Risks

 . Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in smaller-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's securities may underperform other securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the variability of the Fund's long-term performance. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Returns
As of December 31



                                    [CHART]

1997    33.07%
1998    13.88%
1999    20.70%
2000    12.11%


Year-to-date total return for the nine months ended September 30, 2001: (24.39)%


Best and Worst Quarterly Performance (for the periods reflected in the chart above)



                  Best Quarter:    20.51% (quarter ended
                                          December 31, 1998)
                  Worst Quarter: (18.85)% (quarter ended
                                          September 30, 1998)

Average Annual Total Returns--Comparison

As of December 31, 2000



                                        1 Year Since Inception
                                        ------ ---------------
                  n/i numeric investors
                    Mid Cap Fund*...... 12.11%      19.75%
                                        -----       -----
                  S&P MidCap 400
                    Index**............ 17.55%      19.75%
                                        -----       -----

--------
 *Commenced operations on June 3, 1996.
**A broad-based index of 400 companies with market capitalizations currently from $102 million to $9,650 million. The Standard & Poor's MidCap 400 Index is a widely accepted, unmanaged index of overall mid-cap stock market performance.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2001) restated to reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.



Shareholder Fees (fees paid directly from your investment)



                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 1.50%
                     Exchange fee................... None
                     Maximum account fee............ None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                  Management fees+....................  1.35%
                  Rule 12b-1 fees.....................  None
                  Other expenses......................  0.89%

                                                       -----
                  Total annual Fund operating expenses  2.24%
                                                       -----
                  Fee waivers**....................... (0.39)%

                                                       -----
                  Net expenses**......................  1.85%

                                                       =====

--------
+ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the S&P MidCap 400 Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.

* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective as of the date of this Prospectus, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.50% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to the date of this Prospectus and held for less than six months are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.


**Numeric has agreed that until December 31, 2002, it will reimburse expenses to the extent that the Fund's other expenses exceed 0.50%. For the fiscal year ended August 31, 2001, the Fund's other expenses were 0.89% before fee waivers and expense reimbursements.


Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                       1 Year   3 Years 5 Years 10 Years
                       ------   ------- ------- --------
                       $188      $663   $1,164   $2,544
                        ----     ----   ------   ------

n/i numeric investors
Small Cap Value Fund
Ticker Symbol: NISVX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies


Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with market capitalizations of $2.0 billion or less. Numeric determines its stock selection decisions for the Fund primarily on the basis of its Fair Value Stock and Quality of Earnings Models. Also considered, but of less importance, is the Growth Stock Model.


The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

Key Risks

 . Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in smaller-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's small-cap securities may underperform mid-cap or large-cap securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the Fund's performance. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Return
As of December 31



                                          [CHART]
1999    -0.63%
2000    35.61%


Year-to-date total return for the nine months ended September 30, 2001: 10.81%


Best and Worst Quarterly Performance (for the periods reflected in the chart above)


                    Best Quarter:    22.07% (quarter ended
                                            June 30, 1999)
                    Worst Quarter: (10.27)% (quarter ended
                                            March 31, 1999)

Average Annual Total Returns--Comparison

As of December 31, 2000



                                        1 Year Since Inception
                  -                     ------ ---------------
                  n/i numeric investors
                    Small Cap Value
                    Fund*.............. 35.61%      17.02%
                                        -----       -----
                  Russell 2000 Value
                    Index**............ 22.81%       8.66%
                                        -----       -----

--------
* Commenced operations on November 30, 1998.
**The Russell 2000 Value Index contains stocks from the Russell 2000 with greater-than-average value orientation. Companies in this index generally have lower price to book and price to earnings ratios. The Russell 2000 is an index of stocks 1,001 through 3,000 in the Russell 3000 Index as ranked by total market capitalization. This index is segmented into growth and value categories.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2001) restated to reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.



Shareholder Fees (fees paid directly from your investment)



                     Maximum sales charge imposed
                       on purchases................. None
                     Maximum deferred sales charge.. None
                     Maximum sales charge imposed on
                       reinvested dividends......... None
                     Redemption fee(*).............. 1.50%
                     Exchange fee................... None
                     Maximum account fee............ None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management fees+....................  1.35%
Rule 12b-1 fees.....................  None
Other expenses......................  0.92%

                                     -----
Total annual Fund operating expenses  2.27%
                                     -----
Fee waivers**....................... (0.42)%

                                     -----
Net expenses**......................  1.85%

                                     =====

--------
+ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the Russell 2000 Value Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.

* To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, effective as of the date of this Prospectus, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.50% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to the date of this Prospectus and held for less than six months are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.


**Numeric has agreed that until December 31, 2002, it will reimburse expenses to the extent that the Fund's other expenses exceed 0.50%. For the fiscal year ended August 31, 2001, the Fund's other expenses were 0.92% before fee waivers and expense reimbursements.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $188   $669   $1,177   $2,573
 ----   ----   ------   ------

ADDITIONAL INFORMATION ON FUND INVESTMENTS

Each Fund may lend its portfolio securities to financial institutions. A Fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the Fund's total assets. Lending a Fund's portfolio securities involves the risk of a delay in additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if the borrower goes bankrupt.

A Fund may borrow money for temporary or emergency (not leveraging) purposes. Each Fund will not make any additional investments while borrowings exceed 5% of its total assets.

MANAGEMENT

Investment Adviser


Numeric Investors L.P.(R) serves as investment adviser to the Funds. Numeric, whose principal business address is One Memorial Drive, Cambridge, Massachusetts 02142, was organized in October 1989 as a Delaware limited partnership. The firm, which specializes in the active management of U.S. and international equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, currently has approximately $4 billion in assets under management for individuals, limited partnerships, mutual funds, offshore funds, pension plans and endowment accounts.


Langdon B. Wheeler, CFA is the founder and President of Numeric. Mr. Wheeler received his MBA from Harvard University and an undergraduate degree from Yale University. All investment decisions with respect to the Funds are made by a team of Numeric's Portfolio Management Department. No one person is responsible for making recommendations to that team. The general partner of Numeric is WBE & Associates, LLC, a Delaware limited liability company. The President of WBE & Associates, LLC is Mr. Wheeler.


For the Funds' fiscal year ended August 31, 2001, for its advisory services to the n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund, Numeric received investment advisory fees of 0.70%, 0.57%, 0.14% and 0.93%, respectively, of each Fund's average daily net assets, after fee waivers and expense reimbursements, if any.


Numeric is entitled to a management fee of 0.75% of the n/i numeric investors Micro Cap Fund's average daily net assets before fee waivers and expense reimbursements, if any.

Numeric is entitled to a performance based fee for the n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund. The performance based fee is calculated at the end of each month using a basic fee of 0.85% of average daily net assets, and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance would be compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for each of the Growth, Mid Cap and Small Cap Value Funds is the Russell 2500 Growth Index, S&P MidCap 400 Index and Russell 2000 Value Index, respectively.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period. Under the fulcrum fee arrangement, Numeric's fee would never be greater than 1.35% nor less than 0.35% of a Fund's average annualized daily net assets for the preceding month.

Other Service Providers

The following chart shows the Funds' other service providers and includes their addresses and principal activities.



                                    [LOGO]

                                  [FLOW CHART]


                                                              Shareholders


Distribution and           Principal Distributor                                         Transfer Agent
Shareholder
Services                  PFPC Distributors, Inc.                                           PFPC Inc.
                            3200 Horizon Drive                                        400 Bellevue Parkway
                         King of Prussia, PA 19406                                    Wilmington, DE 19809

                      Distributes shares of the Funds.                              Handles shareholder services,
                                                                                    including record-keeping and
                                                                                     statements, distribution of
                                                                                     dividends and processing of
                                                                                        buy and sell requests.



Asset
Management                   Investment Adviser                                             Custodian


                           Numeric Investors L.P./R/                                Custodial Trust Company
                             One Memorial Drive                                       101 Carnegie Center
                            Cambridge, MA 02142                                       Princeton, NJ 05840

                         Manages each Fund's business                        Holds each Fund's assets, settles
                          and investment activities.                                  all portfolio trades.

Fund
Operations                    Co-Admnistrator
                     Bear Stearns Funds Management Inc.
                      575 Lexington Avenue, 9th Floor
                             New York, NY 10022

                       Assists each of the Funds in all
                       aspects of their administration
                              and operations


                             Co-Administrator
                                 PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

                     Provides facilities, equipment and
                    personnel to carry out administrative
                      services related to each Fund and
                         calculates each Fund's NAV,
                         dividends and distributions.

                                                           Board of Directors

                                                   Supervises the Funds' activities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Funds are priced at their net asset value ("NAV"). The NAV of each Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of shares outstanding.

Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), each day the NYSE is open. Fund shares will not be priced on the days that the NYSE is closed.

Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to valuation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Short term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable or deemed unreliable by Numeric's Valuation Committee, securities will be valued at fair value as determined by procedures adopted by the Board.

Purchase of Fund Shares

You may purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below under "Initial Investment by Mail." After an initial purchase is made, the Transfer Agent will set up an account for you on the Company's records. The minimum initial investment in any Fund is $3,000 and the minimum additional investment is $100. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below.

Initial Investment By Mail. Subject to acceptance by the Company, an account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($3,000 minimum) payable to n/i numeric investors family of funds:

      n/i numeric investors family of funds
      c/o PFPC Inc.
      P.O. Box 8966
      Wilmington, DE 19899-8966

The name of the Fund(s) to be purchased should be designated on the application and should appear on the check. Subject to acceptance by the Company, payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Subject to acceptance by the Company, Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). In order to use this option your investment must be at least $3,000. A wire charge of $7.50 is assessed and charged to the shareholder. A completed application should be forwarded to the Company at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification for purchase of shares must be given to the Transfer Agent at 1-800-348-5031 prior to the close of trading on the NYSE (usually 4:00 p.m. Eastern time) on the same day. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

      PNC Bank
      Philadelphia, Pennsylvania
      From: (your name)
      ABA# 031-0000-53
      Account # 86-1108-2312
      F/B/O n/i numeric investors family of funds
      Ref. (Fund Name and Account Number)

Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank are open for business.

Additional Investments. Additional investments may be made at any time by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to n/i numeric investors family of funds), or by wiring monies to PNC Bank as outlined above under "Initial Investment by Wire." Additional investments by wire must be at least $3,000. For each Fund, notification for purchase of shares must be given to the Transfer Agent at 1-800-348-5031 prior to the close of trading on the NYSE (usually 4:00 p.m. Eastern time), on the same day. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

Additional Investments Via the Internet. You may also purchase Shares of the Funds, up to $25,000 per day with no single trade over $10,000, via the Internet. In order to engage in Internet transactions you must complete and return a separate Internet account application. You can request an Internet account application by contacting Numeric at http://www.numeric.com or by calling 1-800-numeric (686-3742).

After your Internet application is received, you will receive a Welcome Letter that will provide you with further instructions.


The Company employs reasonable procedures to confirm that instructions communicated over the Internet are genuine. Such procedures include, but are not limited to, requiring a separate application for Internet access services and appropriate personal identification for each on-line session, providing written confirmations to the address of record and employing other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. Neither the Company, Numeric, PFPC Distributors, PFPC Inc., BSFM nor any agent of the Company will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that they reasonably believe to be genuine or for following such security procedures. In the event that high volume on the Internet or other technical difficulties make Internet access unavailable, investors may contact the Company through the other methods described herein.


Shareholder Organizations. Shares of the Funds may also be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others ("Shareholder Organizations"). If you purchase and redeem shares of the Funds through a Shareholder Organization, you may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Company does not pay to or receive compensation from Shareholder Organizations for the sale of Shares. The Company officers are authorized to waive the minimum initial and subsequent investment requirements.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at 1-800-348-5031 to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus. The minimum initial investment for an Automatic Investment Plan is $1,000, with minimum monthly payments of $100.

IRA Accounts. Shares of the Funds may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. Contact the Transfer Agent for further information as to applications and annual fees. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of shares of its Funds or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds.


Closing of Funds. Numeric will monitor the Funds' total assets and may close any of the Funds at any time to new investments or new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed fund to new investments at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. Numeric reserves the right while a Fund is closed to accept new investments from any of its employees or their spouses, parents or children, or to further restrict the sale of its shares. If a Fund closes to new investments, the following may apply:

 . The closed Fund would only be offered to certain existing shareholders of that Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

   a.persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

   b.existing and future clients of financial advisors and planners whose clients already hold shares of the closed Fund, and

   c.employees of Numeric and their spouses and children.

Other persons who are shareholders of other n/i numeric investors family of funds are not permitted to acquire shares of the closed Fund by exchange. Other purchase limitations may be implemented at the time of closing. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elected otherwise.

Redemption of Fund Shares

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. The NAV is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time). You can only redeem shares of the Funds on days the NYSE is open and through the means described below.


You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone or via the Internet. There is no charge for a redemption. However, effective upon the date of this Prospectus, if you redeem Shares held for less than one year, a transaction fee of 1.50% of the net asset value of the Shares redeemed at the time of redemption will be charged. Shares purchased prior to the date of this Prospectus and held for less than six months are subject to a transaction fee of 1.00% of the net asset value of all such shares upon redemption. This additional transaction fee is paid to the affected Fund, not the adviser, distributor or transfer agent as reimbursement for transaction costs associated with redemptions. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.


Redemption By Mail. Your redemption requests should be addressed to n/i numeric investors family of funds, c/o PFPC Inc., P.O. Box 8966, Wilmington, DE 19899-8966 and must include:

   a.a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

   b.any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

   c.other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling 1-800-348-5031.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at 1-800-348-5031 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

For accounts held of record by Shareholder Organizations, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

Redemption Via the Internet. You may also redeem and exchange Shares of the Funds, up to $25,000 per day with no single trade over $10,000, via the Internet. In order to engage in Internet transactions you must complete and return a separate Internet account application. You can request an Internet account application by contacting Numeric at http://www.numeric.com or by calling 1-800-numeric (686-3742).

After your Internet application is received, you will receive a Welcome Letter that will provide you with further instructions.


The Company employs reasonable procedures to confirm that instructions communicated over the Internet are genuine. Such procedures include, but are not limited to, requiring a separate application for Internet access services and appropriate personal identification for each on-line session, providing written confirmations to the address of record and employing other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. Neither the Company, Numeric, PFPC Distributors, PFPC Inc., BSFM nor any agent of the Company will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that they reasonably believe to be genuine or for following such security procedures. In the event that high volume on the Internet or other technical difficulties make Internet access unavailable, investors may contact the Company through the other methods described herein.


Automatic Withdrawal. Automatic withdrawal permits you to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly, quarterly or annual basis if you have a $10,000 minimum account balance. An application for automatic withdrawal can be obtained from the Transfer Agent. Automatic withdrawal may be ended at any time by the investor, the Company or the Transfer Agent. Purchases of additional shares concurrently with withdrawals generally are undesirable as a shareholder may incur additional expenses and such transactions may have tax consequences.


Transaction Fee on Certain Redemptions of the Funds. Effective upon the date of this Prospectus, the Funds require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.50% of the net asset value of such Shares redeemed at the time of redemption. Shares purchased prior to the date of this Prospectus and held for less than six months are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed. This additional transaction fee is paid to each Fund, not to the adviser, distributor or transfer agent. It is not a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. In addition, redemptions resulting from IRS minimum distribution requirements or the death of a shareholder are excluded from the fee. The additional transaction fee is intended to limit short-term trading in the Funds or, to the extent that short-term trading persists, to impose the costs of that type of activity on the Shareholders who engage in it.

These costs include: (1) brokerage costs; (2) market impact costs--i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.50% amount represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Funds. The Company reserves the right, at its discretion, to waive, modify or terminate the additional transaction fee.


Involuntary Redemption. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee will not be charged when shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, redemption proceeds will ordinarily be paid within seven days after a redemption request is received by the Transfer Agent in proper form. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by a distribution in-kind of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

Exchange Privilege


The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of any Fund for Shares of any other Fund up to three (3) times per year (at least 30 days apart). Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after the Transfer Agent's receipt of a request for an exchange. An exchange of Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.50% transaction fee. In addition, the Company reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent or, if authorized, by telephone or Internet.


If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.


If an exchange is to a new n/i numeric investors Fund, the dollar value of Shares acquired should equal or exceed the Company's minimum for a new account; if to an existing account, the dollar value should equal or exceed the Company's minimum for subsequent investments. If an amount remains in the n/i numeric investors Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i numeric investors Funds) that the investment adviser reasonably deems to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Its distributions are reinvested in additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds expect to declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.


You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) are not currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.



State and Local Taxes. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Investment Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions, if any. This information has been derived from each Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with each Fund's financial statements which, together with the report of independent accountants, are included in the Funds' annual report, which is available upon request (see back cover for ordering instructions).


                                                                        Micro Cap Fund
                                                     --------------------------------------------------
                                                     Fiscal     Fiscal     Fiscal    Fiscal    Fiscal
                                                      Year       Year       Year      Year      Year
                                                      Ended      Ended      Ended     Ended     Ended
                                                     8/31/01    8/31/00    8/31/99   8/31/98   8/31/97
                                                     --------   --------   -------   -------   --------
Per Share Operating Performance
Net asset value, beginning of year.................. $  20.99   $  18.03   $ 12.52   $ 18.47   $  11.67
                                                     --------   --------   -------   -------   --------
Net investment loss.................................    (0.07)     (0.10)    (0.18)    (0.07)     (0.01)
Net realized and unrealized gain/(loss) on
  investments and futures transactions, if any......    (3.58)      7.39      6.72     (3.23)      6.82
                                                     --------   --------   -------   -------   --------
Net increase/(decrease) in net assets resulting from
  operations........................................    (3.65)      7.29      6.54     (3.30)      6.81
                                                     --------   --------   -------   -------   --------
Dividends and distributions to shareholders from:
 Net investment income..............................       --         --        --        --      (0.01)
 Net realized capital gains.........................    (4.61)     (4.33)    (1.03)    (2.65)        --
                                                     --------   --------   -------   -------   --------
   Total dividends and distributions to
     shareholders...................................    (4.61)     (4.33)    (1.03)    (2.65)     (0.01)
                                                     --------   --------   -------   -------   --------
Net asset value, end of year........................ $  12.73   $  20.99   $ 18.03   $ 12.52   $  18.47
                                                     ========   ========   =======   =======   ========
Total investment return(1)..........................   (20.16)%    54.42%    56.09%   (20.74)%    58.41%
                                                     ========   ========   =======   =======   ========
Ratios/Supplemental Data
Net assets, end of year (000's omitted)............. $139,927   $134,533   $76,349   $99,266   $142,119
Ratio of expenses to average net assets(2)..........     1.07%      1.00%     1.00%     1.00%      1.00%
Ratio of expenses to average net assets, without
  waivers and expense reimbursements, if any........     1.25%      1.28%     1.26%     1.23%      1.45%
Ratio of net investment loss to average net
  assets(2).........................................    (0.67)%    (0.55)%   (0.46)%   (0.41)%    (0.06)%
Portfolio turnover rate.............................   280.00%    297.08%   316.02%   408.70%    233.49%

--------



(1)Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.

(2)Reflects waivers and expense reimbursements, if any.

                                                                              Growth Fund
                                                           ------------------------------------------------
                                                           Fiscal    Fiscal    Fiscal    Fiscal    Fiscal
                                                            Year      Year      Year      Year      Year
                                                            Ended     Ended     Ended     Ended     Ended
                                                           8/31/01   8/31/00   8/31/99   8/31/98   8/31/97
                                                           -------   -------   -------   -------   --------
Per Share Operating Performance
Net asset value, beginning of year........................ $ 23.69   $ 14.89   $  9.75   $ 16.29   $  11.84

                                                           -------   -------   -------   -------   --------
Net investment loss.......................................   (0.10)    (0.12)    (0.18)    (0.07)     (0.04)
Net realized and unrealized gain/(loss) on investments and
  futures transactions, if any............................   (6.59)     9.29      5.33     (3.98)      4.50

                                                           -------   -------   -------   -------   --------
Net increase/(decrease) in net assets resulting from
  operations..............................................   (6.69)     9.17      5.15     (4.05)      4.46

                                                           -------   -------   -------   -------   --------
Dividends and distributions to shareholders from:
 Net investment income....................................      --        --        --        --      (0.01)
 Net realized capital gains...............................   (6.52)    (0.37)    (0.01)    (2.49)        --

                                                           -------   -------   -------   -------   --------
   Total dividends and distributions to shareholders......   (6.52)    (0.37)    (0.01)    (2.49)     (0.01)

                                                           -------   -------   -------   -------   --------
Net asset value, end of year.............................. $ 10.48   $ 23.69   $ 14.89   $  9.75   $  16.29

                                                           =======   =======   =======   =======   ========
Total investment return(1)................................  (36.45)%   63.11%    52.80%   (29.03)%    37.69%

                                                           =======   =======   =======   =======   ========
Ratios/Supplemental Data
Net assets, end of year (000's omitted)................... $39,930   $79,520   $62,376   $77,840   $117,724
Ratio of expenses to average net assets(2)................    1.08%     1.00%     1.00%     1.00%      1.00%
Ratio of expenses to average net assets, without waivers
  and expense reimbursements, if any......................    1.36%     1.32%     1.30%     1.24%      1.40%
Ratio of net investment loss to average net assets(2).....   (0.70)%   (0.59)%   (0.45)%   (0.50)%    (0.38)%
Portfolio turnover rate...................................  271.29%   228.69%   309.60%   338.40%    266.25%

--------



(1)Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.

(2)Reflects waivers and expense reimbursements, if any.

                                                                          Mid Cap Fund
                                                         ----------------------------------------------
                                                         Fiscal    Fiscal   Fiscal   Fiscal     Fiscal
                                                          Year      Year     Year     Year       Year
                                                          Ended     Ended    Ended    Ended      Ended
                                                         8/31/01   8/31/00  8/31/99  8/31/98    8/31/97
                                                         -------   -------  -------  --------   -------
Per Share Operating Performance
Net asset value, beginning of year...................... $ 19.22   $ 16.89  $ 13.30  $  17.16   $ 11.56

                                                         -------   -------  -------  --------   -------
Net investment income...................................    0.06      0.08     0.05      0.05      0.08
Net realized and unrealized gain/(loss) on
  investments and futures transactions, if any..........   (2.98)     4.25     4.97     (1.24)     5.58

                                                         -------   -------  -------  --------   -------
Net increase/(decrease) in net assets resulting from
  operations............................................   (2.92)     4.33     5.02     (1.19)     5.66

                                                         -------   -------  -------  --------   -------
Dividends and distributions to shareholders from:
 Net investment income..................................   (0.08)    (0.03)   (0.06)    (0.06)    (0.06)
 Net realized capital gains.............................   (3.06)    (1.97)   (1.37)    (2.61)       --

                                                         -------   -------  -------  --------   -------
   Total dividends and distributions to shareholders....   (3.14)    (2.00)   (1.43)    (2.67)    (0.06)

                                                         -------   -------  -------  --------   -------
Net asset value, end of year............................ $ 13.16   $ 19.22  $ 16.89  $  13.30   $ 17.16

                                                         =======   =======  =======  ========   =======
Total investment return(1)..............................  (17.42)%   29.61%   41.61%    (8.97)%   49.11%

                                                         =======   =======  =======  ========   =======
Ratios/Supplemental Data
Net assets, end of year (000's omitted)................. $31,198   $44,430  $49,156  $110,176   $52,491
Ratio of expenses to average net assets(2)..............    0.91%     1.00%    1.00%     1.00%     1.00%
Ratio of expenses to average net assets, without waivers
  and expense reimbursements, if any....................    1.39%     1.61%    1.33%     1.26%     1.81%
Ratio of net investment income to average net assets(2).    0.39%     0.40%    0.31%     0.36%     0.79%
Portfolio turnover rate.................................  318.28%   378.17%  384.71%   341.73%   263.83%

--------



(1)Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.


(2)Reflects waivers and expense reimbursements, if any.

                                                                          Small Cap Value Fund
                                                                     --------------------------
                                                                     Fiscal   Fiscal    Period
                                                                      Year     Year    11/30/98*
                                                                      Ended    Ended      to
                                                                     8/31/01  8/31/00   8/31/99
                                                                     -------  -------  ---------
Per Share Operating Performance
Net asset value, beginning of period................................ $ 12.91  $ 12.86   $ 12.00

                                                                     -------  -------   -------
Net investment income...............................................    0.02     0.15      0.10
Net realized and unrealized gain/(loss) on investments and futures
  transactions, if any..............................................    4.79     1.32      0.76

                                                                     -------  -------   -------
Net increase/(decrease) in net assets resulting from operations.....    4.81     1.47      0.86

                                                                     -------  -------   -------
Dividends and distributions to shareholders from:
 Net investment income..............................................   (0.14)   (0.10)       --
 Net realized capital gains.........................................      --    (1.32)       --

                                                                     -------  -------   -------
   Total dividends and distributions to shareholders................   (0.14)   (1.42)       --

                                                                     -------  -------   -------
Redemption Fees.....................................................    0.03       --        --
                                                                     -------  -------   -------
Net asset value, end of period...................................... $ 17.61  $ 12.91   $ 12.86

                                                                     =======  =======   =======
Total investment return(1)..........................................   37.97%   13.94%     7.17%

                                                                     =======  =======   =======
Ratios/Supplemental Data
Net assets, end of period (000's omitted)........................... $35,564  $13,481   $11,498
Ratio of expenses to average net assets(2)..........................    1.67%    1.00%     1.00%(3)
Ratio of expenses to average net assets, without waivers and expense
  reimbursements, if any............................................    2.14%    2.34%     2.59%(3)
Ratio of net investment income to average net assets(2).............    0.17%    1.35%     1.15%(3)
Portfolio turnover rate.............................................  277.28%  256.28%   212.55%

--------

 * Commencement of operations.


(1)Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.


(2)Reflects waivers and expense reimbursements, if any.


(3)Annualized.

                     n/i numeric investors family of funds

                           1-800-numeric (686-3742)
                            http://www.numeric.com

For More Information:

   This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the n/i numeric investors family of funds is available free, upon request, including:

Annual/Semi-Annual Report

   These reports contain additional information about each of the Funds' investments, describe the Funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The Annual Report includes fund strategies for the last fiscal year.

Statement of Additional Information (SAI)


   A Statement of Additional Information, dated December 18, 2001 has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the n/i numeric investors family of funds, may be obtained free of charge, along with the n/i numeric investors family of funds annual and semi-annual reports, by calling (800) 348-5031. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.


Shareholder Inquiries

   Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (800) 348-5031 or visit Numeric's website at http://www.numeric.com.

Written Correspondence

Post Office Address: n/i numeric investors family of funds
                     c/o PFPC Inc., P.O. Box 8950
                     Wilmington, DE 19899-8950

Street Address:      n/i numeric investors family of funds
                     c/o PFPC Inc., 400 Bellevue Parkway
                     Wilmington, DE 19809

Securities and Exchange Commission (SEC)


   You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                   INVESTMENT COMPANY ACT FILE NO. 811-05518
                             n/i numeric investors
                                family of funds
                            800.numeric (686-3742)
                                www.numeric.com
                              Account Application
Important Information:
 . Retirement Accounts: Do not use this information to open an individual retirement plan account (such as an IRA). For an IRA application or help with this application, please call 800.numeric (686-3742).
 . Internet Transactions: If you wish to engage in internet transactions, you must complete and return an additional Internet Account Application, which can be obtained by contacting Numeric Investors on their web site, www.numeric.com, or by phone, 800-686-3742.
1. Account Registration: (Please check the appropriate box(es) below.)
             [_] Individual
             [_] Joint Tenant

Name


Social Security Number of Primary Owner


Name of Joint Owner (if applicable)


Joint Owner Social Security Number
For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
Gift to Minor (if applicable):
[_] Uniform Gifts/Transfers to Minor's Act


Name of Adult Custodian (only one permitted)


Name of Minor (only one permitted)


Minor's Social Security Number
                               Date of Birth

Corporation, Partnership, Trust or other Entity (if applicable):

Name of Corporation, Partnership, or other


Names(s) of Trustee(s)


Taxpayer Identification Number


Trust Date

2. Mailing Address:


Street or PO Box
                             Apartment Number


City
                   State
                                      Zip Code


Daytime Phone Number
                           Evening Phone Number
3. Investment Amount:
Minimum initial investment of $3,000 per Fund or $1,000 for an automatic investment plan.


              [_] n/i numeric investors
                 Micro Cap (50)          $ _______________________
              [_] n/i numeric investors
                 Growth (51)             $ _______________________
              [_] n/i numeric investors.
                 Mid Cap (52)            $ _______________________
              [_] n/i numeric investors.
                 Small Cap Value (54)    $ _______________________


Make the check payable to n/i numeric investors family of funds.

Shareholders may not purchase shares of the n/i numeric investors Funds with a check issued by a third party and endorsed over to the Funds. Checks for investment must be made payable to n/i numeric investors family of funds.

4. Distribution Options:
NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

 Dividends:                         [_] Pay by check              [_] Reinvest

 Capital Gains:                     [_] Pay by check              [_] Reinvest

Please check one of the following options:
[_] Please mail checks to Address of Record (Named in Section 2)
[_] Please electronically credit my Bank of Record (Named in Section 8)

5. Telephone Exchange and Redemption:
To use either or both of these options, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any person to exchange and/or redeem shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

                              Exchange shares for shares of another n/i initial joint initial numeric investors Fund.

                             Redeem shares, and send the proceeds to the initial joint initial address of record.

                         (please complete other side)
                          NOT PART OF THE PROSPECTUS

6. Automatic Investment Plan (if applicable):
Please attach an unsigned, voided check.
The Automatic Investment Plan ($1,000 minimum initial investment), makes possible regularly scheduled purchases of Fund Shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account to purchase shares of a specified n/i numeric investors family of funds Fund.

Please debit $    (total) from my checking account (named below) on or about the 20th of every month.

$      into the      Fund      Start Month.
$100 minimum

$      into the      Fund      Start Month.
$100 minimum

$      into the      Fund      Start Month.
$100 minimum

$      into the      Fund      Start Month.
$100 minimum

7. Systematic Withdrawal Plan:
Please attach an unsigned, voided check.
 .  A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan.
 .  Payments will be made on or near the 25th of the month.

To select option, check box, and fill out the information below:
[_] For deposit of redemption proceeds into your Bank account:

      Fund Name:
                   ____________________________________________________________

      Amount:
                   ____________________________________________________________

      Startup Month:
                   ____________________________________________________________

  Frequency Options: [_] Annually [_] Quarterly [_] Monthly

[_] Or transfer to an existing n/i numeric investors Fund account: (for transfers from more than one existing account, please call 800-348-5031)

I authorize PFPC Inc. to withdraw a total of $    ($50 minimum per Fund) from
my        /
                     (Fund Name)  (Account Number)
to purchase shares of the following Fund(s):

      _________________________________________________________________________
                          $____________________________________________________
      (please list fund name(s))

      _________________________________________________________________________
                          $____________________________________________________
      (please list fund name(s))

      _________________________________________________________________________
                          $____________________________________________________
      (please list fund name(s))

      _________________________________________________________________________
                          $____________________________________________________
      (please list fund name(s))

Startup Month: ________________________________________________________________

Frequency Options: [_] Annually [_] Quarterly [_] Monthly
8. Bank of Record:
Complete only if using Automatic Investment Plan (Section 6) Systematic Withdrawal Plan (Section 7), or choose to have your dividends and/or capital gains electronically credited to your bank account (Section 4)


Bank Name


Street Name or PO Box


City           State           Zip Code


Bank ABA Number          Bank Account Number

9. Signatures
The undersigned warrants that I (we) have full authority and if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the n/i numeric investors Fund(s) in which I (we) am (are) investing. Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
Under penalties of perjury, I certify that:

(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me),


(2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and


(3) I am a U.S. citizen (including, U.S. resident alien).

Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than certification required to audit backup withholding.

X                   /  /
Signature of Applicant                 Date


Print Name              Title (If Applicable)


Signature of Joint Owner


Print Name              Title (If Applicable)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.) For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 800.348.5031. For information on new or existing accounts call 800.348.5031.

               Mail completed Account Application and check to:
   n/i numeric investors Funds c/o PFPC Inc. PO Box 8966 Wilmington, DE 19899-8966 or fax to: 302-791-1074
                          NOT PART OF THE PROSPECTUS
                      n/i numeric investors Micro Cap Fund

                        n/i numeric investors Growth Fund

                       n/i numeric investors Mid Cap Fund

                   n/i numeric investors Small Cap Value Fund

                  (Investment Portfolios of The RBB Fund, Inc.)


                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the n/i numeric investors Micro Cap Fund (the "Micro Cap Fund"), the n/i numeric investors Growth Fund (the "Growth Fund"), the n/i numeric investors Mid Cap Fund (the "Mid Cap Fund") and the n/i numeric investors Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund," collectively, the "Funds") of The RBB Fund, Inc. ("RBB"). This information is in addition to the information contained in the n/i numeric investors family of funds Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Funds' Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Prospectus and Annual Report may be obtained from Numeric Investors L.P.(R) ("Numeric") by calling toll-free (800) NUMERIC [686-3742].

                      TABLE OF CONTENTS [TO BE UPDATED]

                                                                            Page
GENERAL INFORMATION .......................................................    1
INVESTMENT INSTRUMENTS AND POLICIES .......................................    1
INVESTMENT LIMITATIONS ....................................................   16
MANAGEMENT OF THE COMPANY .................................................   19
         Directors and Officers ...........................................   19
         Directors' Compensation ..........................................   20
         Code of Ethics. ..................................................   21
CONTROL PERSONS ...........................................................   21
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS ..............   32
         Advisory Agreements ..............................................   33
         Custodian Agreements .............................................   36
         Transfer Agency Agreements .......................................   37
         Co-Administration Agreements .....................................   37
         Administrative Services Agent ....................................   40
         Distributor ......................................................   41
FUND TRANSACTIONS .........................................................   41
ADDITIONAL INFORMATION CONCERNING RBB SHARES ..............................   44
PURCHASE AND REDEMPTION INFORMATION .......................................   46
VALUATION OF SHARES .......................................................   47
PERFORMANCE INFORMATION ...................................................   49
TAXES .....................................................................   52
MISCELLANEOUS .............................................................   52
         Counsel ..........................................................   52
         Independent Accountants ..........................................   53
FINANCIAL STATEMENTS ......................................................   53
APPENDIX A ................................................................   A1

                               GENERAL INFORMATION

         RBB was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to Shares representing interests in the diversified Funds offered by the Prospectus dated December 18, 2001.

                       INVESTMENT INSTRUMENTS AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

         EQUITY MARKETS.

         The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. In addition, the Funds can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in these Funds involves risk of substantial loss of capital.

         MICRO CAP AND SMALL CAP STOCKS.

         Securities of companies with micro and small capitalizations tend to be riskier than securities of companies with medium or large capitalizations. This is because micro and small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro and small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on micro and small cap stocks are frequently negligible. Moreover, micro and small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro and small cap companies tend to be more volatile than those of mid and large cap companies. The market for micro cap securities may be thinly traded and, as a result, greater fluctuations in the price of micro cap securities may occur.

         MARKET FLUCTUATION.

     Because the investment alternatives available to each Fund may be limited by the specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program.

FUTURES AND OPTIONS.

     The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted below. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange or issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes, including conversion of cash to equity.

     The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

     FUTURES.

     Futures Contracts. To enter into a futures contract, the Funds must make a deposit of an initial margin with their custodian in a segregated account in the name of the futures broker or directly with the futures broker itself. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

     The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

     If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

     A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Funds would hold cash and liquid debt securities in a segregated account with a value sufficient to cover their open futures obligations, the segregated assets would be available to the Funds immediately upon closing out the futures position, while settlement of securities transactions can take several days.

     The Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the Adviser anticipated a decline in the price of a particular security, but did not wish to sell such securities owned by the Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the loss in the securities that the Fund has hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund.

     Futures margin payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

     Correlation of price changes. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Funds may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     Liquidity of futures contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired. The ultimate result of these factors may be a loss of dollars.

     PUT AND CALL OPTIONS.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Funds bear the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security or a futures contract.

     A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If a Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require a Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for a Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

     Purchasing Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The Funds will purchase call options only in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by a Fund. If a Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

     Writing Put Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, a Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because a Fund's cash will be invested in shorter-term securities which usually offer lower yields.

     Writing Call Options. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     Combined Option Positions. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Risks of Options Transactions. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     Asset Coverage for Futures and Options Positions. A Fund will not use leverage in its options and futures strategies. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or

(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. Depending on the asset levels that are required to be segregated, a Fund may be required to sell assets it would not otherwise liquidate.

     Limitations on Futures and Options Transactions. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Funds will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Funds have purchased would exceed 5% of a Fund's net assets after taking into account unrealized profits and losses on such contracts.

     The Funds' limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. The Funds will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Funds' shareholders.

     SHORT SALES.

     Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. A Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Futures and Options" above.

     The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

     SHORT SALES "AGAINST THE BOX".

     In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

     In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year. The original long position must also be held for the sixty days after the short position is closed.) In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     LENDING OF FUND SECURITIES.

     The Funds may lend their portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks. A Fund may not make loans in excess of 33 1/3% of the value of its total assets.

     BORROWING MONEY.

     The Funds are permitted to borrow to the extent permitted under the Investment Company Act of 1940 (the "1940 Act") and to mortgage, pledge or hypothecate their respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of their respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value of a Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by a Fund's securities. As a result, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. No Fund will make any additional investments while borrowings exceed 5% of its total assets.

     SECTION 4(2) PAPER.

     "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Funds which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below and Appendix "A" for a list of commercial paper ratings.

     RIGHTS OFFERINGS AND PURCHASE WARRANTS.

     Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     ILLIQUID SECURITIES.

     A Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     The Funds may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the

Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

     The Adviser will monitor the liquidity of restricted securities in the Funds under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     DEPOSITARY RECEIPTS.

     The Funds' assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Funds may invest in ADRs, EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     EUROPEAN CURRENCY UNIFICATION.

     Many European countries are in the process of adopting a single European currency, the "euro". On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank was created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

     These changes are likely to significantly impact the European capital markets in which the Funds may invest and may result in a Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction and conversion costs that may affect issuer profitability and creditworthiness, may increase the volatility of a Fund's net asset value per share.

     INVESTMENT COMPANY SECURITIES.

     The Funds may invest in securities issued by other investment companies. Under the 1940 Act, the Funds' investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of a Fund's net assets with respect to any one investment company and (iii) 10% of a Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Funds presently intend to invest in other investment companies only as investment vehicles for short-term cash. The Funds will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

     CONVERTIBLE SECURITIES.

     The Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, a Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

     DEBT SECURITIES.

     The Funds may invest in debt securities rated no less than investment grade by either Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Bonds in the lowest investment grade debt category (e.g., bonds rated BBB by S&P or Baa by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Funds will not retain a bond that was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. The value of debt securities held by a Fund will tend to vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time a debt security was purchased, the debt security, if sold, might be sold at a price greater than its cost.

     SHORT-TERM DEBT OBLIGATIONS.

     The Funds may purchase money market instruments to the extent consistent with their investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

     U.S. GOVERNMENT OBLIGATIONS.

     Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

     REPURCHASE AGREEMENTS.

     The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds may enter into repurchase agreements will be banks and broker/dealers which Numeric considers creditworthy pursuant to criteria approved by the Board of Directors. Numeric will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Fund in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. Numeric will mark to market daily the value of the securities and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to a possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     The repurchase price under repurchase agreements generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS.

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the return on the cash exchanged for the securities.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS.

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. A Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

     PORTFOLIO TURNOVER.


     The Funds may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their assets on a long-term basis, and correspondingly larger brokerage charges and other transaction costs can be expected to be borne by the Funds. Investment strategies which require periodic changes to portfolio holdings with the expectation of outperforming equity indices are called "active" strategies. These compare with "passive" or "index" strategies which hold only the stocks in the equity indices. Passive strategies trade infrequently -- only as the indices change. Most equity mutual funds, including the Funds, pursue active strategies, which have higher turnover than passive strategies.

     High portfolio turnover (100% or more) can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways: First, short term capital gains, which are a by-product of high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long term capital gain tax rates for middle and upper income taxpayers. Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Consequently after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, all else being equal.

     Although tax considerations should not typically drive an investment decision, investors should consider their ability to allocate tax-deferred (such as IRAs and 401(k) plans) versus taxable assets when considering where to invest. For further information, see "Taxes" below.

     The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                                      * * *

     The Funds' investment objectives and policies described above may be changed by RBB's Board of Directors without shareholder approval. Shareholders will be provided 30 days prior written notice of any change in a Fund's investment objectives. There is no assurance that the investment objective of the Funds will be achieved.

                             INVESTMENT LIMITATIONS

     The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Fund.

     The Funds may not:

          1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

          2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under federal securities laws.

7. Purchase or sell real estate or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

9. Invest in oil, gas or mineral-related exploration or development programs or leases.

          10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

          11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

          12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

          13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 2 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

                                      * * *

     If a percentage restriction under one of the Fund's investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

                            MANAGEMENT OF THE COMPANY

         DIRECTORS AND OFFICERS.

        The business and affairs of RBB are managed under the direction of RBB's Board of Directors. The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                        Position              Principal Occupation
Name, Address and Age                   with RBB              During Past Five Years
---------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman - 53                 Director              Director, Gabelli Group Capital Partners
609 Greenwich Street                                          (an investment partnership)since December 2000; Chief Operating
5/th/ Floor                                                   Officer and member of the Board of Directors of Outercurve
New York, NY  10014                                           Technologies (wireless enabling services) until April 2001; Chief
                                                              Operating Officer and a member of the Executive Operating
                                                              Committee of Warburg Pincus Asset Management, Inc.;
                                                              Executive Officer and Director of Credit Suisse Asset
                                                              Management Securities, Inc. (formerly Counsellors
                                                              Securities Inc.) and Director/Trustee of various
                                                              investment companies advised by Warburg Pincus Asset
                                                              Management, Inc. until September 15, 1999; Prior to
                                                              1997, Managing Director of Warburg Pincus Asset
                                                              Management, Inc.

*Robert Sablowsky - 63                  Director              Executive Vice President of Fahnestock Co., Inc. (a
Fahnestock & Company, Inc.                                    registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                   Director              Since 1963, Vice President, Fox Chase
Fox Chase Cancer Center                                       Cancer Center (biomedical research and medical care).
7701 Burholme Avenue
Philadelphia, PA  19111

*Marvin E. Sternberg - 67               Director              Since 1974, Chairman, Director and President, Moyco
Moyco Technologies, Inc.                                      Technologies, Inc. (manufacturer of precision coated
200 Commerce Drive                                            and industrial abrasives).
Montgomeryville, PA  18936

Julian A. Brodsky - 68                  Director              Director and Vice Chairman, since 1969 Comcast
Comcast Corporation                                           Corporation (cable television and communications);
1500 Market Street                                            Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                   Director and          Self-employed businessman.  From February 1980 to
1200 Old Mill Lane                      Chairman of the       March 1987, Vice Chairman, SmithKline Beecham
Wyomissing, PA  19610                   Board                 Corporation (pharmaceuticals).

                                        Position              Principal Occupation
Name, Address and Age                   with RBB              During Past Five Years
---------------------------------------------------------------------------------------------------------------------
Edward J. Roach - 77                    President and         Certified Public Accountant; Vice Chairman of the
400 Bellevue Parkway                    Treasurer             Board, Fox Chase Cancer Center; Trustee Emeritus,
Wilmington, DE  19809                                         Pennsylvania School for the Deaf; Trustee Emeritus,
                                                              Immaculata College; President or Vice President and
                                                              Treasurer of various investment companies advised by
                                                              subsidiaries of PNC Bank Corp. (1981-2000); Managing
                                                              General Partner and Treasurer of Chestnut Street
                                                              Exchange Fund; Director of the Bradford Funds, Inc.
                                                              (1996-2000)



     * Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of RBB, as that term is defined in the 1940 Act.

        Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

        Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

        Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

          DIRECTORS' COMPENSATION.

        RBB currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from RBB in the following amounts:


                                                                                                            Total
                                                                                                         Compensation
                                        Aggregate        Pension or Retirement    Estimated Annual    From Fund and Fund
                                    Compensation from     Benefits Accrued as       Benefits Upon      Complex Paid to
Name of Person/Position                Registrant        Part of Fund Expenses       Retirement           Directors
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Total
                                                                 Pension or                                   Compensation
                                           Aggregate         Retirement Benefits         Estimated            From Fund and
                                       Compensation from      Accrued as Part of       Annual Benefits        Fund Complex
Name of Person/Position                   Registrant              Fund Expenses       Upon Retirement      Paid to Directors
--------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky, Director                    $21,250               N/A                    N/A                 $21,250

Francis J. McKay, Director                     $22,500               N/A                    N/A                 $22,500

Arnold M. Reichman, Director                   $18,750               N/A                    N/A                 $18,750

Robert Sablowsky, Director                     $21,250               N/A                    N/A                 $21,250

Marvin E. Sternberg, Director                  $22,500               N/A                    N/A                 $22,500

Donald van Roden, Director                     $27,250               N/A                    N/A                 $27,250
and Chairman


          On October 24, 1990, RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only one part-time employee. No officer, director or employee of Numeric or the Distributor currently receives any compensation from RBB.

          CODE OF ETHICS.

          The Company, the Adviser and PFPC Distributors, Inc. have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                               CONTROL PERSONS

          As of November 16, 2001, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Additional Information Concerning Fund Shares" above. RBB does not know whether such persons also beneficially own such shares.

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny
                                      and Contribution Account                                           5.836%
                                      4943 King Arthur Drive
                                      Erie, PA 16506
----------------------------------------------------------------------------------------------------------------------
                                      Luanne M. Garvey
                                      and Robert J. Garvey                                              31.966%
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

----------------------------------------------------------------------------------------------------------------------
                                      Dominic and Barbara Pisciotta
                                      and Successors in Trust under the Dominic Trust &                 25.501%
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles., MD 63303

----------------------------------------------------------------------------------------------------------------------
                                      David G. Bilka                                                     6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010
----------------------------------------------------------------------------------------------------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                      5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

----------------------------------------------------------------------------------------------------------------------
                                      Saxon and Co.
                                      c/o PNC Bank, N.A.                                                94.572%
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

----------------------------------------------------------------------------------------------------------------------
CASH PRESERVATION                     Gary L. Lange
MUNICIPAL MONEY MARKET                and Susan D. Lange                                                61.819%
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

----------------------------------------------------------------------------------------------------------------------
                                      Andrew Diederich
                                      and Doris Diederich                                                5.805%
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Mark Koehler
                                      and Suzanne Koehler                                                7.632%
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116
----------------------------------------------------------------------------------------------------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc                                          6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      Janis Claflin, Bruce Fetzer and                                    8.482%
                                      Winston Franklin
                                      Robert Lehman Trust.
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

----------------------------------------------------------------------------------------------------------------------
                                      Public Inst. For Social Security                                  26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

---------------------------------------------------------------------------------------------------------------------
                                      McKinsey Master Retirement Trust                                  20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

----------------------------------------------------------------------------------------------------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc                                          6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Citibank North America Inc.                                       53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

----------------------------------------------------------------------------------------------------------------------
                                      Louisa Stude Sarofim Foundation                                    7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

----------------------------------------------------------------------------------------------------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                        19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      National Investors Services Corp.                                  7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

----------------------------------------------------------------------------------------------------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc                                         45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      State Street Bank and Trust Company                               21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Yale University                                                   10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                         9.197%
FUND - INSTITUTIONAL SHARES           Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      Swanee Hunt and Charles Ansbacher                                 18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

----------------------------------------------------------------------------------------------------------------------
                                      Samuel Gary and Ronald Williams                                    6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300
                                      Denver, CO 80202

----------------------------------------------------------------------------------------------------------------------
                                      Union Bank of California                                          15.886%
                                      FBO Service Employees BP 610001265-01
                                      P. O. Box 85484
                                      San Diego, CA 92186

----------------------------------------------------------------------------------------------------------------------
                                      U.S. Bank National Association                                    17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P. O. Box 64010
                                      St. Paul, MN 55164-0010

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Northern Trust Company                                            19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                         76.11%
FUND INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP VALUE FUND    John Carroll University                                            5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118
----------------------------------------------------------------------------------------------------------------------
                                      MAC & Co.                                                          13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

----------------------------------------------------------------------------------------------------------------------
                                      JMB Realty Corporation ESP                                         7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

----------------------------------------------------------------------------------------------------------------------
                                      U.S. Bank National Association                                      8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010
                                      St. Paul, MN 64010
----------------------------------------------------------------------------------------------------------------------
                                      Strafe & Co.                                                       9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      MAC & Co.                                                         10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

----------------------------------------------------------------------------------------------------------------------
                                      American Express Trust Co.                                         9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

----------------------------------------------------------------------------------------------------------------------
                                      First Union National Bank                                         12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP VALUE FUND    National Financial Svcs. Corp.                                     20.18%
- INVESTOR SHARES                     for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                        15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      George B. Smithy, Jr.                                              8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS BOND FUND             Chiles Foundation                                                 10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      The Roman Catholic Diocese of                                     70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

----------------------------------------------------------------------------------------------------------------------
                                      The Roman Catholic Diocese of                                     15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS BOND FUND -           National Financial Services Corp.                                 23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                        47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      John M. Noyes                                                      5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869
----------------------------------------------------------------------------------------------------------------------
                                      Edward A. Aloe                                                     5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

----------------------------------------------------------------------------------------------------------------------
                                      Edward A. Aloe                                                     5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                  6.332%
SMALL CAP VALUE FUND II               Attn: Jan Penney
- INSTITUTIONAL SHARES                28 State St.
                                      Boston, MA 02109

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      National Investor Services Corp.                                  16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

----------------------------------------------------------------------------------------------------------------------
                                      A Cleveland R. Dastin and W Donovan                               10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

----------------------------------------------------------------------------------------------------------------------
                                      MCNC Endowment                                                    26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

----------------------------------------------------------------------------------------------------------------------
                                      Plumbers and Steamfitters                                         15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road
                                      Latham, NY 12110

----------------------------------------------------------------------------------------------------------------------
                                      Memorial Hospital of Martinsville                                  5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                                 37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                        39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      National Investors Services Corp.                                   7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                  12.22%
FUND - INSTITUTIONAL SHARES           for the Exclusive Benefit of Our Customers
                                      Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

----------------------------------------------------------------------------------------------------------------------
                                      Boston Partners Asset Mgmt. L. P.                                  5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                        67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      FTC and Co.                                                        5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

----------------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                 34.627%
FUND - INVESTOR SHARES                for the Exclusive Benefit of Our Customers
                                      Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

----------------------------------------------------------------------------------------------------------------------
                                      National Investors Services Corp.                                 14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

----------------------------------------------------------------------------------------------------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                            6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      John Frederick Lyness                                              7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

----------------------------------------------------------------------------------------------------------------------
                                      Fulvest & Co.                                                      7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co., Inc.                                        17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------
                                      Ursinus College Endowment Fund                                    20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

----------------------------------------------------------------------------------------------------------------------
                                      MAC & CO.                                                          9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

----------------------------------------------------------------------------------------------------------------------
BOGLE SMALL CAP GROWTH FUND           National Investors Services Corp.                                  9.883%
- INVESTOR SHARES                     for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

----------------------------------------------------------------------------------------------------------------------
BOGLE SMALL CAP GROWTH FUND           FTC & Co.                                                          6.705%
- INSTITUTIONAL SHARES                Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

----------------------------------------------------------------------------------------------------------------------
                                      U.S. Equity Investment Portfolio L.P.                              8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
             FUND NAME                      SHAREHOLDER NAME AND ADDRESS                    PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------------------------------
                                      Charles Schwab & Co, Inc.                                         63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

----------------------------------------------------------------------------------------------------------------------





     As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.


                        INVESTMENT ADVISORY, DISTRIBUTION
                            AND SERVICING ARRANGEMENTS

          ADVISORY AGREEMENTS.

          Numeric renders advisory services to the Funds pursuant to Investment Advisory Agreements. The Advisory Agreements relating to each of the Funds are dated April 24, 1996, except for the Small Cap Value Fund, which is dated November 30, 1998.

          Numeric is entitled to receive a fee from its Micro Cap Fund calculated at an annual rate of 0.75% of its average daily net assets. Until December 31, 2002, Numeric has agreed to waive its advisory fees and/or reimburse expenses for its Micro Cap Fund (other than brokerage commissions, extraordinary items, interest and taxes) in excess of its advisory fees to the extent necessary to maintain an annualized expense ratio for its Micro Cap Fund of 1.25%. There can be no assurance that Numeric will continue such waivers and reimbursements thereafter.

          Effective January 1, 2001, for the Growth, Mid Cap and Small Cap Value Funds, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. Under this arrangement, the investment advisory fee would never be greater than 1.35% nor less than 0.35% of each of the Growth, Mid Cap and Small Cap Value Funds' average daily net assets for the preceding month. The table below details the performance based fee arrangements.

Percentage Point Difference
Between Fund Performance
(Net of Expenses Including                           Performance
Advisory Fees) and Change in                         Adjustment        Total
Total Benchmark Index                   Basic Fee      Rate         Advisory Fee
---------------------                   ---------      ----         ------------

+9% or more ..........................   0.85%         0.50%           1.35%

+8% or more but less than +9% ........   0.85%         0.40%           1.25%

+7% or more but less than +8% ........   0.85%         0.30%           1.15%

+6% or more but less than +7% ........   0.85%         0.20%           1.05%

+5% or more but less than +6% ........   0.85%         0.10%           0.95%

+4% or more but less than +5% ........   0.85%         None            0.85%

+3% or more but less than +4% ........   0.85%        -0.10%           0.75%

+2% or more but less than +3% ........   0.85%        -0.20%           0.65%

+1% or more but less than +2% ......  0.85%        -0.30%         0.55%

+0% or more but less than +1% ......  0.85%        -0.40%         0.45%

Less than 0% .......................  0.85%        -0.50%         0.35%

          From January 1, 2002 through December 31, 2002, Numeric has agreed to reimburse expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the Growth, Mid Cap and/or Small Cap Value Funds' total operating expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) exceeds a total operating expense ratio (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) of 0.50% of such Fund's average daily net assets.

          Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the average daily net assets of each of the Growth, Mid Cap and Small Cap Value Funds.


          For the fiscal years ended August 31, 2001, 2000 and 1999 the Funds paid Numeric advisory fees and Numeric waived advisory fees and reimbursed expenses in excess of its advisory fees as follows:

                                     Advisory Fees Paid
                                     (after waivers and
Fund                                   reimbursements)         Waivers        Reimbursements
----------------------------------------------------------------------------------------------
Fiscal year ended August 31, 2001
Micro Cap                                $856,458             $ 55,222           $      0
Growth                                   $300,062             $ 80,325           $      0
Mid Cap                                  $ 51,654             $123,208           $ 11,001
Small Cap Value                          $214,585             $ 66,265           $    622
Fiscal year ended August 31, 2000
Micro Cap                                $691,341             $160,187           $      0
Growth                                   $408,582             $125,333           $      0
Mid Cap                                  $115,878             $213,484           $      0
Small Cap Value                          $  3,334             $ 75,193           $  4,558
Fiscal year ended August 31, 1999
Micro Cap                                $630,289             $125,805           $      0
Growth                                   $451,504             $121,919           $      0
Mid Cap                                  $488,857             $171,847           $      0
Small Cap Value*                         $      0             $ 54,759           $ 14,836


     *    The Small Cap Value Fund commenced operations on November 30, 1998

          The Funds bear all of their own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to the expenses listed in the prospectus and the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) expenses of organizing RBB that are not attributable to a class of RBB; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a Fund for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

          Under the Advisory Agreements, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Funds in connection with the performance of an Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


     The Advisory Agreements for the Micro Cap, Growth and Mid Cap Funds were approved on April 24, 1996 and were most recently reapproved on July 19, 2001, each time by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement for the Small Cap Value Fund was similarly approved on October 28, 1998 and was most recently reapproved on July 19, 2001. The Advisory Agreements are terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Agreements for the Micro Cap, Growth and Mid Cap Funds became effective on May 20, 1996 and were approved by written consent of the sole shareholder of each of the Micro Cap, Growth and Mid Cap Funds on May 28, 1996. Amendments to each of the Advisory Agreements for the Micro Cap, Growth and Mid Cap Funds were approved at a Special Meeting of Shareholders held on November 22, 1999. The Advisory Agreement for the Small Cap Value Fund became effective on November 30, 1998 and was approved by written consent of the sole shareholder of the Fund on November 30, 1998. An amendment to the Advisory Agreement for the Small Cap Value Fund was approved at a Special Meeting of Shareholders held on November 22, 1999. The Advisory Agreements terminate automatically in the event of assignment thereof.

     The Advisory Agreements provide that Numeric shall at all times have all rights in and to each Fund's name and all investment models used by or on behalf of the Funds. Numeric may use each Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

     The Advisory Agreements further provide that no public reference to, or description of, Numeric or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the prior written consent of Numeric, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide Numeric a reasonable opportunity to review any such reference or description before being asked for such consent.

     CUSTODIAN AGREEMENTS.

     Custodial Trust Company ("CTC") is custodian of the Funds' assets pursuant to custodian agreements dated as of May 20, 1996, as amended (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the

Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated at 0.03% of each Fund's average daily net assets.

     TRANSFER AGENCY AGREEMENTS.

     PFPC Inc. ("PFPC"), serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of each of the Funds, (b) addresses and mails all communications by the Funds to record owners of shares of the Funds, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. For its services to the Funds under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $10 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     CO-ADMINISTRATION AGREEMENTS.

     Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated April 24, 1996, as amended, for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of 0.05% of the first $150 million of each Fund's average daily net assets and 0.02% on all assets above $150 million.

     PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated as of April 24, 1996, as amended (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of 0.125% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges. PFPC is currently waiving fees in excess of 0.115% of average daily net assets for the Growth, Mid Cap and Small Cap Value Funds and 0.125% of average daily net assets for the Micro Cap Fund.

     For the fiscal years ended August 31, 2001, 2000 and 1999, the Funds paid administration fees to PFPC and BSFM, and PFPC waived administration fees as follows:

                              Co-Administration Fees Paid
Fund                                (After Waivers)                 Waivers
--------------------------------------------------------------------------------
For the fiscal year ended August 31, 2001.
(PFPC)
------
Micro Cap                                          $142,274          $ 9,693
Growth                                             $ 76,300          $ 1,732
Mid Cap                                            $ 74,999          $     0
Small Cap Value                                    $ 65,624          $ 9,375
(BSFM)
------
Micro Cap                                          $ 60,778          $     0
Growth                                             $ 26,185          $     0
Mid Cap                                            $ 18,638          $     0
Small Cap Value                                    $ 11,502          $     0
For the fiscal year ended August 31, 2000.
(PFPC)
------
Micro Cap                                          $130,599          $11,354
Growth                                             $ 82,562          $ 6,521
Mid Cap                                            $ 74,999          $     0
Small Cap Value                                    $ 37,498          $37,501
(BSFM)
------
Micro Cap                                          $ 56,768          $     0
Growth                                             $ 35,614          $     0
Mid Cap                                            $ 21,957          $     0
Small Cap Value                                    $  5,539          $     0
For the fiscal year ended August 31, 1999.
(PFPC)
------
Micro Cap                                          $115,935          $10,081
Growth                                             $ 87,944          $ 7,646
Mid Cap                                            $103,317          $ 8,809
Small Cap Value*                                   $ 28,123          $28,126
(BSFM)
------
Micro Cap                                          $ 50,406          $     0
Growth                                             $ 38,228          $     0
Mid Cap                                            $ 44,047          $     0
Small Cap Value*                                   $  3,775          $     0

* The Small Cap Value Fund commenced operations on November 30, 1998.

     ADMINISTRATIVE SERVICES AGENT.


     PFPC Distributors, Inc. ("PFPC Distributors") provides certain administrative services to the Funds that are not provided by BSFM or PFPC. These services include furnishing data processing and clerical services, acting as liaison between the Funds and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. As compensation for such administrative services, PFPC Distributors is entitled to a monthly fee calculated at the annual rate of 0.15% of each Fund's average daily net assets. PFPC Distributors is currently waiving fees in excess of 0.03% of each Fund's average daily net assets for open Funds and 0.02% of each closed Fund's average daily net assets.



     Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as Administrative Services Agent pursuant to the same compensation as PFPC Distributors.


     For the fiscal years ended August 31, 2001, 2000 and 1999, the Funds paid administrative services fees to PFPC Distributors and PDI, and PFPC Distributors and PDI waived administrative services fees as follows:



                             Administrative Services Fees
Fund                             Paid (After Waivers)                           Waivers
---------------------------------------------------------------------------------------------
For the period from January 2, 2001 through August 31, 2001
(PFPC Distributors)
-------------------
Micro Cap                                                         $19,602        $104,410
Growth                                                            $ 8,943        $ 36,739
Mid Cap                                                           $ 7,024        $ 28,096
Small Cap Value                                                   $ 5,436        $ 21,745
For the period from September 1, 2000 through January 1, 2001
(PDI)
-----
Micro Cap                                                         $7,881         $50,443
Growth                                                            $4,426         $28,767
Mid Cap                                                           $4,159         $16,637
Small Cap Value                                                   $1,465         $ 5,860
For the fiscal year ended August 31, 2000
(PDI)
-----
Micro Cap                                                         $22,708        $147,598
Growth                                                            $14,245        $ 92,597
Mid Cap                                                           $13,174        $ 52,698
Small Cap Value                                                   $ 3,323        $ 13,294

                                  Administrative Services
Fund                             Fees Paid (After Waivers)          Waivers
------------------------------------------------------------------------------
For the fiscal year ended August 31, 1999
(PDI)

Micro Cap                               $20,163                     $131,056
Growth                                  $15,292                     $ 99,393
Mid Cap                                 $26,428                     $105,713
Small Cap Value*                        $ 2,265                     $  9,059


* The Small Cap Value Fund commenced operations on November 30, 1998.

         DISTRIBUTOR.

         PFPC Distributors serves as distributor of the Shares pursuant to the terms of a distribution agreement dated as of January 2, 2001 (the "Distribution Agreement") entered into by PFPC Distributors and RBB. No compensation is payable by RBB to PFPC Distributors for distribution services with respect to the Funds. PDI served as distributor of the Shares prior to January 2, 2001 pursuant to the same compensation as PFPC Distributors.

                                FUND TRANSACTIONS

         Subject to policies established by the Board of Directors and applicable rules, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Numeric seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

         No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

     For the fiscal year ended August 31, 2001, the Funds paid aggregate commissions to brokers on account of research services as follows:

                       Fund                  Brokerage Commissions
                       -----------------------------------------------
                       Micro Cap                      $48,606
                       Growth                         $23,284
                       Mid Cap                        $13,150
                       Small Cap Value                $ 5,950

     Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Funds prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Funds' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Funds would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Funds and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

          In no instance will portfolio securities be purchased from or sold to PFPC Distributors, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

          For the fiscal years ended August 31, 2001, 2000 and 1999, the Funds paid brokerage commissions on behalf of the Funds as follows:

                                              Aggregate
         Fund                                Commissions
                              2001              2000               1999
     ---------------------------------------------------------------------------
      Micro Cap             $668,413          $442,734           $568,754
      Growth                $230,499          $183,824           $395,555
      Mid Cap               $152,774          $209,571           $514,406
      Small Cap Value*      $144,152          $ 62,105           $ 58,795


         * The Small Cap Value Fund commenced operations on November 30, 1998.

          The Funds are required to identify any securities of RBB's regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. As of August 31, 2001, the following Funds held the following securities:

Fund                               Security                          Value
--------------------------------------------------------------------------------
Mid Cap                Bear Stearns Companies  Inc. (The)          $ 83,504
Mid Cap                Lehman Brothers Holdings Inc.               $ 78,780
Micro Cap              Jeffries Group, Inc.                        $602,730
Growth                 Jeffries Group, Inc.                        $ 96,570
Small Cap Value        Jeffries Group, Inc.                        $ 19,980

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


     RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Shares of the Classes FF, GG, HH and MMM constitute the Funds described herein. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.

                                          Number of                                                   Number of
                                          Authorized                                                  Authorized
Class of Common Stock                  Shares (millions)      Class of Common Stock                Shares (millions)
---------------------------------------------------------     --------------------------------------------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                       100
B                                             100             ZZ                                           100
C (Balanced)                                  100             AAA                                          100
D (Tax-Free)                                  100             BBB                                          100
E (Money)                                     500             CCC                                          100
F (Municipal Money)                           500             DDD (Boston Partners
                                                              Institutional Small Cap Value                100
                                                              Fund II)
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                     100
H (Municipal Money)                           500             FFF                                          100
I (Sansom Money)                             1500             GGG                                          100
J (Sansom Municipal Money)                    500             HHH                                          100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)             100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                           100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)             100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                           100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)           100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                            100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                  100
R (Municipal Money)                           500             Select (Money)                               700
S (Government Money)                          500             Beta 2 (Municipal Money)                       1
T                                             500             Beta 3 (Government Money)                      1
U                                             500             Beta 4 (N.Y. Money)                            1
V                                             500             Principal Class (Money)                      700
W                                             100             Gamma 2 (Municipal Money)                      1
X                                              50             Gamma 3 (Government Money)                     1
Y                                              50             Gamma 4 (N.Y. Money)                           1
Z                                              50             Bear Stearns Money                         2,500
AA                                             50             Bear Stearns Municipal Money               1,500
BB                                             50             Bear Stearns Government Money              1,000
CC                                             50             Delta 4 (N.Y. Money)                           1
DD                                            100             Epsilon 1 (Money)                              1
EE                                            100             Epsilon 2 (Municipal Money)                    1

                                          Number of                                                   Number of
                                          Authorized                                                  Authorized
Class of Common Stock                  Shares (millions)      Class of Common Stock                Shares (millions)
---------------------------------------------------------------------------------------------------------------------
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100


     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio). The name "n/i numeric investors" may be used in the name of other portfolios managed by Numeric.

                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Funds reserve the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

     An illustration of the computation of the public offering price per share of each of the Funds, based on the value of the Funds' respective net assets as of August 31, 2001, is as follows:

                                                                                          Small Cap
                                       Micro Cap         Growth           Mid Cap           Value
----------------------------------------------------------------------------------------------------
Net assets                           $139,926,549      $39,930,167      $31,198,201      $35,563,629

Outstanding shares                   $ 10,995,639      $ 3,811,226      $ 2,369,927      $ 2,019,699

Net asset value per share            $      12.73      $     10.48      $     13.16      $     17.61

Maximum sales charge                           --               --               --               --
Maximum Offering Price to Public     $      12.73      $     10.48      $     13.16      $     17.61

                               VALUATION OF SHARES

     The net asset value per share of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,

Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday. Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Net asset value per share is calculated by adding the value of each Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the Fund, and dividing the result by the number of outstanding shares of the Fund.

     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds' books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

                             PERFORMANCE INFORMATION

     Total Return. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                                P(1 + T) /n/ = ERV

         Where:    P      =  hypothetical initial payment of $1,000
                   T      =  average annual total return
                   n      =  number of years (1, 5 or 10)
                   ERV    = ending redeemable value at the end of the 1, 5 or 10
                            year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Funds.

     The formula for calculating aggregate total return is as follows:

                                              ERV
                      Aggregate Total Return = [(----) - 1]
                                                  P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Performance. From time to time, the Funds may advertise their average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period (again reflecting changes in a Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of a Fund's shares.


     Calculated according to the SEC Rules, the average annual total returns for the Funds were as follows:


                   Fund                                    Average Annual Return
                   --------------------------------------------------------------
                   For one year ended August 31, 2001
                   Micro Cap                                   (20.16)%
                   Growth                                      (36.45)%
                   Mid Cap                                     (17.42)%
                   Small Cap Value                              37.97 %
                   For five years ended August 31, 2001

                   Micro Cap                                    19.29 %
                   Growth                                        9.13 %
                   Mid Cap                                      15.52 %
                   Since Inception
                   Micro Cap/1/                                 17.67%
                   Growth/1/                                     8.40%
                   Mid Cap/1/                                   13.92%
                   Small Cap Value/2/                           20.83%

               /1/ The Micro Cap, Growth and Mid Cap Funds commenced operations on June 3, 1996.
               /2/ The Small Cap Value Fund commenced operations on November 30, 1998.

     Calculated according to the above formula, the aggregate total return for the Funds was as follows:

            Fund                                        Aggregate Total Return
            ---------------------------------------------------------------------------
            For one year ended August 31, 2001
            Micro Cap                                           (20.16)%
            Growth                                              (36.45)%
            Mid Cap                                             (17.42)%
            Small Cap Value                                      37.97 %
            For five years ended August 31, 2001
            Micro Cap                                           141.60%
            Growth                                               54.75%
            Mid Cap                                             105.74%
            Since Inception
            Micro Cap/1/                                        134.96%
            Growth/1/                                            52.69%
            Mid Cap/1/                                           98.19%
            Small Cap Value/2/                                   68.46%

               /1/ The Micro Cap Growth, Growth and Mid Cap Funds commenced operations on June 3, 1996.

               /2/ The Small Cap Value Fund commenced operations on November 30, 1998.

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the portfolio managers of the Funds and may include quotations attributable to the portfolio managers describing approaches taken in managing the Funds' investments, research methodology, underlying stock selection or the Funds' investment objective. The Funds may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Funds may from time to time compare their expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                                      TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     The Fund may be required to withhold federal income tax at a rate of at least 30% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Fund with your correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding.


                                  MISCELLANEOUS

     Counsel. The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to RBB and RBB's non-interested directors.

     Independent Accountants. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as RBB's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of RBB's financial statements.

                              FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the 2001 Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------

Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


          "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


          "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:


          "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


          Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


          "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


          "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


          "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


          "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.



Municipal Note Ratings
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.



         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

                                                                                                     SEE NOTE #
                                                                                                     ----------
         (a)/1/   (1)    Articles of Incorporation of Registrant.                                          1
                  (2)    Articles Supplementary of Registrant.                                             1
                  (3)    Articles of Amendment to Articles of Incorporation of Registrant.                 2
                  (4)    Articles Supplementary of Registrant.                                             2
                  (5)    Articles Supplementary of Registrant.                                             5
                  (6)    Articles Supplementary of Registrant.                                             6
                  (7)    Articles Supplementary of Registrant.                                             9
                  (8)    Articles Supplementary of Registrant.                                            10
                  (9)    Articles Supplementary of Registrant.                                            11
                  (10)   Articles Supplementary of Registrant.                                            11
                  (11)   Articles Supplementary of Registrant.                                            13
                  (12)   Articles Supplementary of Registrant.                                            13
                  (13)   Articles Supplementary of Registrant.                                            13
                  (14)   Articles Supplementary of Registrant.                                            13
                  (15)   Articles Supplementary of Registrant.                                            14
                  (16)   Articles Supplementary of Registrant.                                            17
                  (17)   Articles Supplementary of Registrant.                                            19
                  (18)   Articles Supplementary of Registrant.                                            21
                  (19)   Articles of Amendment to Charter of the Registrant.                              22
                  (20)   Articles Supplementary of Registrant.                                            22
                  (21)   Articles Supplementary of Registrant.                                            31
                  (22)   Articles Supplementary of Registrant.                                            31
                  (23)   Articles Supplementary of Registrant.                                            29
                  (24)   Articles Supplementary of Registrant.                                            29
                  (25)   Articles Supplementary of Registrant.                                            34
                  (26)   Articles Supplementary of Registrant.                                            36
                  (27)   Articles of Amendment to Charter of the Registrant.                              37
                  (28)   Articles Supplementary of Registrant.                                            37
                  (29)   Articles Supplementary of Registrant.                                            37
                  (30)   Articles of Amendment to Charter of the Registrant.                              37
                  (31)   Articles Supplementary of Registrant                                             38
         (b)      (1)    By-Laws, as amended.                                                             37
         (c)      (1)    See Articles VI, VII, VIII, IX and XI of                                          1
                         Registrant's Articles of Incorporation dated February
                         17, 1988.
                  (2)    See Articles II, III, VI, XIII, and XIV of Registrant's
                         By-Laws as amended through April 26, 1996.                                       17
         (d)      (1)    Investment Advisory Agreement (Money Market)                                      3
                         between Registrant and Provident Institutional
                         Management Corporation, dated as of August 16, 1988.
                  (2)    Sub-Advisory Agreement (Money Market)                                             3
                         between Provident Institutional Management Corporation
                         and Provident National Bank, dated as of August 16,
                         1988.
                  (3)    Assumption Agreement (Money Market Fund)                                         34
                         between PNC Bank, N.A. and BlackRock Institutional
                         Management Corporation (formerly PNC Institutional
                         Management Corporation) dated April 29, 1998.
                  (4)    Investment Advisory Agreement (Tax-Free                                           3
                         Money Market) between Registrant and Provident
                         Institutional Management Corporation, dated as of
                         August 16, 1988.

                                                                                       SEE NOTE #
                                                                                       ----------
                  (5)      Sub-Advisory Agreement (Tax-Free Money                          3
                           Market) between Provident Institutional Management
                           Corporation and Provident National Bank, dated of
                           August 16, 1988.
                  (6)      Assumption Agreement (Municipal Money                           34
                           Market Fund) between PNC Bank, N.A. and BlackRock
                           Institutional Management Corporation (formerly PNC
                           Institutional Management Corporation) dated April 29,
                           1998.
                  (7)      Investment Advisory Agreement (Government                        3
                           Obligations Money Market) between Registrant and
                           Provident Institutional Management Corporation, dated
                           as of August 16, 1988.
                  (8)      Sub-Advisory Agreement (Government Obligations Money             3
                           Market) between Provident Institutional Management
                           Corporation and Provident National Bank, dated as of
                           August 16, 1988.
                  (9)      Assumption Agreement (Government Obligations Money              34
                           Market Fund) between PNC Bank, N.A. and BlackRock
                           Institutional Management Corporation (formerly PNC
                           Institutional Management Corporation) dated April 29,
                           1998.
                  (10)     Investment Advisory Agreement (Government Securities)            8
                           between Registrant and Provident Institutional
                           Management Corporation dated as of April 8, 1991.
                  (11)     Investment Advisory Agreement (New York Municipal                9
                           Money Market) between Registrant and Provident
                           Institutional Management Corporation dated November
                           5, 1991.
                  (12)     Investment Advisory Agreement (Tax-Free Money Market)           10
                           between Registrant and Provident Institutional
                           Management Corporation dated April 21, 1992.
                  (13)     Investment Advisory Agreement (n/i Micro Cap Fund)              17
                           between Registrant and Numeric Investors, L.P.
                  (14)     Investment Advisory Agreement (n/i Growth Fund)                 17
                           between Registrant and Numeric Investors, L.P.
                  (15)     Investment Advisory Agreement (n/i Mid Cap Fund -               17
                           formerly Growth & Value) between Registrant and
                           Numeric Investors, L.P.
                  (16)     Investment Advisory Agreement (Boston Partners Large            20
                           Cap Value Fund) between Registrant and Boston
                           Partners Asset Management, L.P.
                  (17)     Investment Advisory Agreement (Boston Partners Mid              22
                           Cap Value Fund) between Registrant and Boston
                           Partners Asset Management, L.P.
                  (18)     Investment Advisory Agreement (Boston Partners Bond             24
                           Fund) between Registrant and Boston Partners Asset
                           Management, L.P. dated December 1, 1997.
                  (19)     Investment Advisory Agreement (Schneider Small Cap              29
                           Value Fund) between Registrant and Schneider Capital
                           Management Company.
                  (20)     Investment Advisory Agreement (Boston Partners Small            29
                           Cap Value Fund II - formerly Micro Cap Value) between
                           Registrant and Boston Partners Asset Management, L.P.
                  (21)     Investment Advisory Agreement (Boston Partners                  31
                           Long/Short Equity Fund - formerly Market Neutral)
                           between Registrant and Boston Partners Asset
                           Management, L.P.
                  (22)     Investment Advisory Agreement (n/i Small Cap Value              31
                           Fund) between Registrant and Numeric Investors, L.P.
                  (23)     Form of Investment Advisory Agreement (Boston                   32
                           Partners Fund - Formerly Long-Short Equity) between
                           Registrant and Boston Partners Asset Management,
                           L.P.

                                                                                                SEE NOTE #
                                                                                                ----------
                  (24)     Investment Advisory Agreement (Bogle Small Cap                            34
                           Growth Fund) between Registrant and Bogle
                           Investment Management, L. P.
                  (25)     Amendment No. 1 to Investment Advisory Agreement                          38
                           between Registrant and Numeric Investors, L. P.
                           for the n/i numeric investors Growth Fund.
                  (26)     Amendment No. 1 to Investment Advisory Agreement                          38
                           between Registrant and Numeric Investors, L. P.
                           for the n/i numeric investors Mid Cap Fund.
                  (27)     Amendment No. 1 to Investment Advisory                                    38
                           Agreement between Registrant and Numeric
                           Investors, L. P. for the n/i numeric investors Small
                           Cap Value Fund.
             (e)  (1)      Distribution Agreement between                                            38
                           Registrant and PFPC Distributors, Inc. dated as of
                           January 2, 2001.
                  (2)      Form of Distribution Agreement Supplement                                 38
                           between Registrant and PFPC  Distributors, Inc. (Bear
                           Stearns Money Class)
                  (3)      Form of Distribution Agreement Supplement                                 38
                           between Registrant and PFPC  Distributors, Inc. (Bear
                           Stearns Municipal Money Class)
                  (4)      Form of Distribution Agreement Supplement                                 38
                           between Registrant and PFPC Distributors, Inc. (Bear
                           Stearns Government Money Class)
             (f)           Fund Office Retirement Profit-Sharing and Trust                           23
                           Agreement, dated as of October 24, 1990, as amended.
             (g)  (1)      Custodian Agreement between Registrant and                                 3
                           Provident National Bank  dated as of August 16, 1988.
                  (2)      Sub-Custodian Agreement among The Chase Manhattan                         10
                           Bank, N.A., the Registrant and Provident National
                           Bank, dated as of July 13, 1992, relating to custody
                           of Registrant's foreign securities.
                  (3)      Amendment No. 1 to Custodian Agreement dated August                        9
                           16, 1988.
                  (4)      Custodian Contract between Registrant and State                           12
                           Street Bank and Trust Company.
                  (5)      Custody Agreement between Registrant and Custodial                        17
                           Trust Company on behalf of n/i Micro Cap Fund, n/i
                           Growth Fund and n/i Mid Cap Fund (formerly Growth &
                           Value) Portfolios of the Registrant.
                  (6)      Custodian Agreement Supplement Between Registrant and                     20
                           PNC Bank, National Association dated October 16,
                           1996.
                  (7)      Custodian Agreement Supplement between Registrant and                     22
                           PNC Bank, National Association, on behalf of the
                           Boston Partners Mid Cap Value Fund.
                  (8)      Custodian Agreement Supplement between Registrant and                     24
                           PNC Bank, N.A. on behalf of the Boston Partners
                           Bond Fund.
                  (9)      Custodian Agreement Supplement between Registrant and                     29
                           PNC Bank, N.A. on behalf of the Schneider Small
                           Cap Value Fund.
                  (10)     Custodian Agreement Supplement between Registrant and                     29
                           PNC Bank, N.A. on behalf of the Boston Partners
                           Small Cap Value Fund II (formerly Micro Cap Value).
                  (11)     Custodian Agreement Supplement between Registrant and                     31
                           PNC Bank, N.A. on behalf of Boston Partners
                           Long/Short Equity Fund (formerly Market Neutral).
                  (12)     Custodian Agreement Supplement between Registrant and                     31
                           Custodial Trust Company on behalf of n/i Small Cap
                           Value Fund.

                                                                                   SEE NOTE #
                                                                                   ----------
           (13)    Form of Custodian Agreement Supplement between Registrant and        32
                   PFPC Trust Company (Boston Partners Fund - formerly Long
                   Short Equity)
           (14)    Custodian Agreement Supplement between Registrant and PFPC           34
                   Trust Company (Bogle Small Cap Growth Fund)
           (15)    Form of Letter Agreement among Registrant, The Chase
                   Manhattan Bank and PFPC Trust Company, dated as of July 19,
                   2001, relating to custody of Registrant's foreign securities         39
     (h)   (1)     Transfer Agency Agreement (Sansom Street) between Registrant          3
                   and Provident Financial Processing Corporation, dated as of
                   August 16, 1988.
           (2)     Transfer Agency Agreement (Cash Preservation) between                 3
                   Registrant and Provident Financial Processing Corporation,
                   dated as of August 16, 1988.
           (3)     Shareholder Servicing Agreement (Sansom Street Money Market).         3
           (4)     Shareholder Servicing Agreement (Sansom Street Tax-Free Money         3
                   Market).
           (5)     Shareholder Servicing Agreement (Sansom Street Government             3
                   Obligations Money Market).
           (6)     Shareholder Services Plan (Sansom Street Money Market).               3
           (7)     Shareholder Services Plan (Sansom Street Tax-Free Money               3
                   Market).
           (8)     Shareholder Services Plan (Sansom Street Government                   3
                   Obligations Money Market).
           (9)     Transfer Agency Agreement (Bedford) between Registrant and            3
                   Provident Financial Processing Corporation, dated as of
                   August 16, 1988.
           (10)    Administration and Accounting Services Agreement between              8
                   Registrant and Provident Financial Processing Corporation,
                   relating to Government Securities Portfolio, dated as of
                   April 10, 1991.
           (11)    Administration and Accounting Services Agreement between              9
                   Registrant and Provident Financial Processing Corporation,
                   relating to New York Municipal Money Market Portfolio dated as of November 5, 1991.
           (12)    Transfer Agency Agreement and Supplements (Bradford, Beta,            9
                   Gamma, Delta, Epsilon, Zeta, Eta and Theta) between
                   Registrant and Provident Financial Processing Corporation
                   dated as of November 5, 1991.
           (13)    Administration and Accounting Services Agreement between             10
                   Registrant and Provident Financial Processing Corporation,
                   relating to Tax-Free Money Market Portfolio, dated as of
                   April 21, 1992.
           (14)    Transfer Agency and Service Agreement between Registrant and         15
                   State Street Bank and Trust Company and PFPC, Inc. dated
                   February 1, 1995.
           (15)    Supplement to Transfer Agency and Service Agreement between          15
                   Registrant, State Street Bank and Trust Company, Inc. and
                   PFPC dated April 10, 1995.
           (16)    Amended and Restated Credit Agreement dated December 15,             16
                   1994.
           (17)    Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i        17
                   Growth Fund and n/i Mid Cap Fund (formerly Growth & Value))
                   between Registrant and PFPC, Inc. dated April 14, 1996.
           (18)    Administration and Accounting Services Agreement between             17
                   Registrant and PFPC, Inc. (n/i Micro Cap Fund) dated April
                   24, 1996.
           (19)    Administration and Accounting Services Agreement between             17
                   Registrant and PFPC, Inc. (n/i Growth Fund) dated April 24,
                   1996.

                                                                                   SEE NOTE #
                                                                                   ----------
           (20)    Administration and Accounting Services Agreement between             17
                   Registrant and PFPC, Inc. (n/i Mid Cap Fund (formerly Growth
                   & Value)) dated April 24, 1996.
           (21)    Transfer Agreement and Service Agreement between Registrant          18
                   and State Street Bank and Trust Company.
           (22)    Administration and Accounting Services Agreement between the         21
                   Registrant and PFPC Inc. dated October 16, 1996 (Boston
                   Partners Large Cap Value Fund).
           (23)    Transfer Agency Agreement Supplement between Registrant and          20
                   PFPC Inc. (Boston Partners Large Cap Value Fund,
                   Institutional Class).
           (24)    Transfer Agency Agreement Supplement between Registrant and          20
                   PFPC Inc. (Boston Partners Large Cap Value Fund, Investor
                   Class).
           (25)    Transfer Agency Agreement Supplement between Registrant and          20
                   PFPC Inc. (Boston Partners Large Cap Value Fund, Advisor
                   Class).
           (26)    Transfer Agency Agreement Supplement between Registrant and          22
                   PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional
                   Class).
           (27)    Transfer Agency Agreement Supplement between Registrant and          22
                   PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor
                   Class).
           (28)    Administration and Accounting Services Agreement between             22
                   Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners
                   Mid Cap Value Fund).
           (29)    Transfer Agency Agreement Supplement between Registrant and          24
                   PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund,
                   Institutional Class).
           (30)    Transfer Agency Agreement Supplement between Registrant and          24
                   PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund,
                   Investor Class).
           (31)    Administration and Accounting Services Agreement between             24
                   Registrant and PFPC, Inc. dated December 1, 1997 (Boston
                   Partners Bond Fund).
           (32)    Administration and Accounting Services Agreement between             29
                   Registrant and PFPC Inc. (Schneider Small Cap Value Fund).
           (33)    Transfer Agency Agreement Supplement between Registrant and          29
                   PFPC Inc. (Schneider Small Cap Value Fund).
           (34)    Transfer Agency Agreement Supplement between Registrant and          29
                   PFPC, Inc. (Boston Partners Small Cap Value Fund II (formerly
                   Micro Cap Value), Institutional Class).
           (35)    Transfer Agency Agreement Supplement between Registrant and          29
                   PFPC, Inc. (Boston Partners Small Cap Value Fund II (formerly
                   Micro Cap Value), Investor Class).
           (36)    Administration and Accounting Services Agreement between             29
                   Registrant and PFPC, Inc. (Boston Partners Micro Cap Value
                   Fund).
           (37)    Administrative Services Agreement between Registrant and             26
                   Provident Distributors, Inc. dated as of May 29, 1998 and
                   relating to the n/i funds, Schneider Small Cap Value Fund and
                   Institutional Shares of the Boston Partners Funds.
           (38)    Administrative Services Agreement Supplement between                 31
                   Registrant and Provident Distributors, Inc. relating to the
                   Boston Partners Long/Short Equity Fund (formerly Market
                   Neutral) - Institutional Class.
           (39)    Administrative and Accounting Services Agreement between             31
                   Registrant and PFPC, Inc. (Boston Partners Long/Short Equity
                   Fund (formerly Market Neutral) - Institutional and Investor
                   Classes).
           (40)    Transfer Agency Agreement Supplement between Registrant and          31
                   PFPC, Inc. (Boston Partners Long/Short Equity Fund (formerly
                   Market

                                                                                   SEE NOTE #
                                                                                   ----------
                   Neutral) -Institutional and Investor Classes).
           (41)    Transfer Agency Agreement Supplement between Registrant and          31
                   PFPC, Inc. (n/i Small Cap Value Fund).
           (42)    Administration and Accounting Services Agreement between             31
                   Registrant and PFPC, Inc. (n/i Small Cap Value Fund).
           (43)    Co-Administration Agreement between Registrant and Bear              31
                   Stearns Funds Management, Inc. (n/i Small Cap Value Fund).
           (44)    Administrative Services Agreement between Registrant and             31
                   Provident Distributors, Inc. (n/i Small Cap Value Fund).
           (45)    Form of Transfer Agency Agreement Supplement between                 32
                   Registrant and PFPC, Inc. (Boston Partners Fund (formerly
                   Long-Short Equity)).
           (46)    Form of Administrative Services Agreement Supplement between         32
                   Registrant and Provident Distributors, Inc. (Boston Partners
                   Fund (formerly Long-Short Equity) - Institutional Shares).
           (47)    Form of Administration and Accounting Services Agreement             32
                   between Registrant and PFPC, Inc. (Boston Partners Fund
                   (formerly Long-Short Equity)).
           (48)    Transfer Agency Agreement Supplement between Registrant and          34
                   PFPC, Inc. (Bogle Small Cap Growth Fund).
           (49)    Administrative Services Agreement between Registrant and             34
                   Provident Distributors, Inc. (Bogle Small Cap Growth Fund).
           (50)    Non 12b-1 Shareholder Services Plan and Agreement for Bogle          34
                   Small Cap Growth Investor Shares.
           (51)    Agreement between E*TRADE Group, Inc., Registrant and                36
                   Registrant's principal underwriter.
           (52)    Fee Waiver Agreement for n/i Numeric Investors Funds.                36
           (53)    Administration and Accounting Services Agreement between             36
                   Registrant and PFC, Inc. (Bogle Investment Management Small
                   Cap Growth Fund).
           (54)    Solicitation Agreement between n/i Numeric Investors and             36
                   Shareholder Communications Corporation.
           (55)    Administrative Services Assignment Agreement between                 38
                   Registrant and PFPC Distributors, Inc. dated January 2, 2001.
           (56)    Form of Transfer Agency Supplement between Registrant and            38
                   PFPC Inc. for the Bear Stearns Money Market Family.
     (i)           Opinion of Drinker Biddle & Reath LLP                                39
     (j)   (1)     Consent of Drinker Biddle & Reath LLP.                               39
           (2)     Consent of Independent Auditors.                                     39
     (k)           None.
     (l)   (1)     Subscription Agreement (relating to Classes A through N).             2
           (2)     Subscription Agreement between Registrant and Planco                  7
                   Financial Services, Inc., relating to Classes O and P.
           (3)     Subscription Agreement between Registrant and Planco                  7
                   Financial Services, Inc., relating to Class Q.
           (4)     Subscription Agreement between Registrant and Counsellors             9
                   Securities Inc. relating to Classes R, S, and Alpha 1 through
                   Theta 4.
           (5)     Purchase Agreement between Registrant and Numeric Investors,         17
                   L.P. relating to Class FF (n/i Micro Cap Fund).
           (6)     Purchase Agreement between Registrant and Numeric Investors,         17
                   L.P. relating to Class GG (n/i Growth Fund).
           (7)     Purchase Agreement between Registrant and Numeric Investors,         17
                   L.P. relating to Class HH (n/i Mid Cap Fund - formerly Growth
                   & Value).
           (8)     Purchase Agreement between Registrant and Boston Partners            21
                   Asset Management, L.P. relating to Classes QQ, RR and SS
                   (Boston Partners

                                                                                   SEE NOTE #
                                                                                   ----------
                   Large Cap Value Fund).
           (9)     Purchase Agreement between Registrant and Boston Partners            22
                   Asset Management, L.P. relating to Classes TT and UU (Boston
                   Partners Mid Cap Value Fund).
           (10)    Purchase Agreement between Registrant and Boston Partners            24
                   Asset Management L.P. relating to Classes VV and WW (Boston
                   Partners Bond Fund).
           (11)    Purchase Agreement between Registrant and Schneider Capital          29
                   Management Company relating to Class YY (Schneider Small Cap
                   Value Fund).
           (12)    Purchase Agreement between Registrant and Boston Partners            29
                   Asset Management, L.P. relating to Classes DDD and EEE
                   (Boston Partners Small Cap Value Fund II (formerly Micro Cap
                   Value)).
           (13)    Purchase Agreement between Registrant and Boston Partners            31
                   Asset Management relating to Classes III and JJJ (Boston
                   Partners Long/Short Equity Fund (formerly Market Neutral)).
           (14)    Purchase Agreement between Registrant and Provident                  31
                   Distributors, Inc. relating to Class MMM (n/i Small Cap Value
                   Fund).
           (15)    Form of Purchase Agreement between Registrant and Boston             32
                   Partners Asset Management, L. P. relating to Classes KKK and
                   LLL (Boston Partners Fund (formerly Long-Short Equity)).
           (16)    Purchase Agreement between Registrant and Bogle Investment           34
                   Management, L. P. (Bogle Small Cap Growth Fund)
     (m)   (1)     Plan of Distribution (Sansom Street Money Market).                    3
           (2)     Plan of Distribution (Sansom Street Tax-Free Money Market).           3
           (3)     Plan of Distribution (Sansom Street Government Obligations            3
                   Money Market).
           (4)     Plan of Distribution (Cash Preservation Money).                       3
           (5)     Plan of Distribution (Cash Preservation Tax-Free Money                3
                   Market).
           (6)     Plan of Distribution (Bedford Money Market).                          3
           (7)     Plan of Distribution (Bedford Tax-Free Money Market).                 3
           (8)     Plan of Distribution (Bedford Government Obligations Money            3
                   Market).
           (9)     Plan of Distribution (Income Opportunities High Yield).               7
           (10)    Amendment No. 1 to Plans of Distribution (Classes A through           8
                   Q).
           (11)    Plan of Distribution (Beta Tax-Free Money Market).                    9
           (12)    Plan of Distribution (Beta Government Obligations Money               9
                   Market).
           (13)    Plan of Distribution (Beta New York Money Market).                    9
           (14)    Plan of Distribution (Gamma Tax-Free Money Market).                   9
           (15)    Plan of Distribution (Gamma Government Obligations Money              9
                   Market).
           (16)    Plan of Distribution (Gamma New York Municipal Money Market).         9
           (17)    Plan of Distribution (Delta New York Municipal Money Market).         9
           (18)    Plan of Distribution (Epsilon Money Market).                          9
           (19)    Plan of Distribution (Epsilon Tax-Free Money Market).                 9
           (20)    Plan of Distribution (Epsilon Government Obligations Money            9
                   Market).
           (21)    Plan of Distribution (Epsilon New York Municipal Money                9
                   Market).
           (22)    Plan of Distribution (Zeta Money Market).                             9
           (23)    Plan of Distribution (Zeta Tax-Free Money Market).                    9
           (24)    Plan of Distribution (Zeta Government Obligations Money               9
                   Market).
           (25)    Plan of Distribution (Zeta New York Municipal Money Market).          9
           (26)    Plan of Distribution (Eta Money Market).                              9
           (27)    Plan of Distribution (Eta Tax-Free Money Market).                     9
           (28)    Plan of Distribution (Eta Government Obligations Money                9
                   Market).
           (29)    Plan of Distribution (Eta New York Municipal Money Market).           9

                                                                                   SEE NOTE #
                                                                                   ----------
           (30)    Plan of Distribution (Theta Money Market).                            9
           (31)    Plan of Distribution (Theta Tax-Free Money Market).                   9
           (32)    Plan of Distribution (Theta Government Obligations Money              9
                   Market).
           (33)    Plan of Distribution (Theta New York Municipal Money Market).         9
           (34)    Plan of Distribution (Boston Partners Large Cap Value Fund           21
                   Investor Class).
           (35)    Plan of Distribution (Boston Partners Large Cap Value Fund           21
                   Advisor Class).
           (36)    Plan of Distribution (Boston Partners Mid Cap Value Fund             21
                   Investor Class).
           (37)    Plan of Distribution (Boston Partners Bond Fund Investor             24
                   Class).
           (38)    Plan of Distribution (Boston Partners Small Cap Value Fund II        25
                   (formerly Micro Cap Value) Investor Class).
           (39)    Amendment to Plans of Distribution pursuant to Rule 12b-1.           31
           (40)    Plan of Distribution (Boston Partners Long/Short Equity Fund         30
                   (formerly Market Neutral) - Investor Class).
           (41)    Plan of Distribution (Principal Money Market).                       29
           (42)    Form of Plan of Distribution (Boston Partners Fund (formerly         32
                   Long-Short Equity) - Investor Class).
           (43)    Form of Plan of Distribution (Bear Stearns Money Market Fund)        38
           (44)    Form of Plan of Distribution (Bear Stearns Municipal Money           38
                   Market Fund)
           (45)    Form of Plan of Distribution (Bear Stearns Government                38
                   Obligations Money Market Fund)
     (n)           Not applicable.
     (o)           Form of Amended 18f-3 Plan.                                          38
     (p)   (1)     Code of Ethics of the Registrant.                                    37
           (2)     Code of Ethics of Boston Partners Asset Management, L. P.            39
           (3)     Code of Ethics of Numeric Investors, L. P.                           37
           (4)     Code of Ethics of Schneider Capital Management Company.              37
           (5)     Code of Ethics of Bogle Investment Management, L. P.                 39
           (6)     Code of Ethics of PFPC Distributors, Inc.                            39


     NOTE #
     ------

1 Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

11 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

12 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

13 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

14 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

15 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

16 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

17 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

18 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

19 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

20 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

21 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

22 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

23 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

24 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

25 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

26 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

27 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

28 Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

29 Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

30 Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

31 Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

32 Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (33-20827) filed on May 19, 1999.

33 Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement (33-20827) filed on July 2, 1999.

34 Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.


35 Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

36. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (33-20827) filed on December 1, 1999.

37. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (33-20827) filed on December 29, 2000.

38. Incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (33-20827) filed on March 15, 2001.

39.  A copy of such exhibit is filed electronically herewith.

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                    None.

Item 25.            INDEMNIFICATION

               Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

               Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

               Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and Blackrock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, L.P. ("Numeric"), dated April 24, 1996, April 24, 1996, April 24, 1996, and November 30, 1998 and incorporated herein by reference to exhibits
(d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), dated October 16, 1996, May 30, 1997, December 1, 1997, July 1, 1998, November 13, 1998 and July 1, 1999 and
incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(18), (d)(20),
(d)(21) and (d)(23), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

     Item 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


               The information required by this Item 26 with respect to each director and officer of BlackRock Institutional Management Corporation ("BIMC") is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

               The information required by this Item 26 with respect to each director and officer of Numeric Investors, L.P. ("Numeric") is incorporated by reference to Schedules A and D of Form ADV filed by Numeric with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-35649).

               The information required by this Item 26 with respect to each director and officer of Bogle Investment Management, L.P. ("Bogle") is incorporated by reference to Schedules A and D of Form ADV filed by Bogle with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56815).

               The information required by this Item 26 with respect to each director and officer of Boston Partners Asset Management, L.P. ("Boston Partners") is incorporated by reference to Schedules A and D of Form ADV filed by Boston Partners with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-49059).

               The information required by this Item 26 with respect to each director and officer of Schneider Capital Management Company ("Schneider") is incorporated by reference to Schedules A and D of Form ADV filed by Schneider with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55439).

Item 27.  Principal Underwriter

(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of September 30, 2001:



              AB Funds Trust

              AFBA 5 Star Funds
              Columbia Common Stock Fund, Inc.
              Columbia Growth Fund, Inc.
              Columbia International Stock Fund, Inc.
              Columbia Special Fund, Inc.
              Columbia Small Cap Fund, Inc.
              Columbia Real Estate Equity Fund, Inc.
              Columbia Balanced Fund, Inc.
              Columbia Daily Income Company
              Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
              Columbia High Yield Fund, Inc.
              Columbia National Municipal Bond Fund, Inc.
              Columbia Strategic Value Fund, Inc.
              Columbia Technology Fund, Inc.
              Deutsche Asset Management VIT Funds
              Forward Funds, Inc
              The Galaxy Fund
              The Galaxy VIP Fund
              Galaxy Fund II
              GAMNA Series Funds, Inc.
              Harris Insight Funds Trust
              Hillview Investment Trust II
              International Dollar Reserve Fund I, Ltd.
              Kalmar Pooled Investment Trust
              LKCM Funds
              Matthews International Funds
              McM Funds
              Metropolitan West Funds
              New Covenant Funds, Inc.
              Pictet Funds
              The RBB Fund, Inc.

              RS Investment Trust

              RWB/WPG U.S. Large Stock Fund
              Stratton Growth Fund, Inc.
              Stratton Monthly Dividend REIT Shares, Inc.
              The Stratton Funds, Inc.
              Tomorrow Funds Retirement Trust
              Trainer, Wortham First Mutual Funds
              Undiscovered Managers Funds
              Weiss, Peck & Greer Funds Trust
              Weiss, Peck & Greer International Fund
              Whitehall Funds Trust
              Wilshire Target Funds, Inc.
              WPG Growth and Income Fund
              WPG Tudor Fund
              WT Investment Trust

     Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

               BlackRock Provident Institutional Funds
               BlackRock Funds, Inc.

     Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

             Northern Funds Trust
             Northern Institutional Funds Trust

     Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

             The Offit Investment Fund, Inc
               The Offit Variable Insurance Fund, Inc.

     Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

               ABN AMRO Funds

          PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.



     (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:



          Michael Denofrio             -        Chairman, Chief Executive Officer and President
          Bruno DiStefano              -        Vice President
          Susan K. Moscaritolo         -        Vice President
          Elizabeth T. Holtsbery       -        Vice President
          Lisa Colon                   -        Vice President
          Thomas Rodman                -        Vice President
          Rita G. Adler                -        Chief Compliance Officer
          Christine A. Ritch           -        Chief Legal Officer, Secretary and Clerk
          Christopher S. Conner        -        Assistant Secretary and Assistant Clerk
          Bradley A. Stearns           -        Assistant Secretary and Assistant Clerk
          John L. Wilson               -        Assistant Secretary and Assistant Clerk
          Douglas D. Castagna          -        Controller and Assistant Treasurer
          Craig D. Stokarski           -        Treasurer


     (c)  Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS

          (1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as sub-adviser and custodian).

          (2) PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).


          (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).


          (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

          (5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

          (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

          (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

          (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

          (9) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian).

          (10) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser)


          (11) Bear Stearns & Co. Inc., Funds Management Department, 575 Lexington Avenue, New York, NY 10022 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)


Item 29.        MANAGEMENT SERVICES

                None.

Item 30.        UNDERTAKINGS

                (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 74 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 74 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 7th day of December, 2001.


                                            THE RBB FUND, INC.


                                            By: /s/ Edward J. Roach
                                                --------------------------
                                                Edward J. Roach
                                                President and Treasurer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          SIGNATURE                             TITLE                            DATE
          ---------                             -----                            ----
     /s/ Edward J. Roach            President (Principal Executive         December 7, 2001
     ------------------------
     Edward J. Roach                Officer) and Treasurer (Principal
                                    Financial and Accounting Officer)

     *Donald van Roden                         Director                    December 7, 2001
     ------------------------
     Donald van Roden

     *Francis J. McKay                         Director                    December 7, 2001
     ------------------------
     Francis J. McKay

     *Marvin E. Sternberg                      Director                    December 7, 2001
     ------------------------
     Marvin E. Sternberg

     *Julian A. Brodsky                        Director                    December 7, 2001
     ------------------------
     Julian A. Brodsky

     *Arnold M. Reichman                       Director                    December 7, 2001
     ------------------------
     Arnold M. Reichman

     *Robert Sablowsky                         Director                    December 7, 2001
     ------------------------
     Robert Sablowsky

     *By: /s/ Edward J. Roach                                              December 7, 2001
         --------------------
          Edward J. Roach
          Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

          Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:    November 9, 2000


     /s/ Donald van Roden
     --------------------
     Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

          Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:    November 9, 2000


     /s/ Francis J. McKay
     --------------------
     Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

          Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:    November 9, 2000


     /s/ Marvin E. Sternberg
     -----------------------
     Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

          Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:    November 9, 2000


     /s/ Julian Brodsky
     ------------------
     Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

          Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:    November 9, 2000


     /s/ Arnold Reichman
     -------------------
     Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

          Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:    November 9, 2000


     /s/ Robert Sablowsky
     --------------------
     Robert Sablowsky

                               THE RBB FUND, INC.

                                  EXHIBIT INDEX
                                  -------------

Exhibits
--------

(g)     (15)   Form of Letter Agreement among Registrant, The Chase Manhattan
               Bank and PFPC Trust Company, dated as of July 19, 2001, relating to custody of Registrant's foreign securities
(i)            Opinion of Drinker Biddle & Reath LLP
(j)     (1)    Consent of Drinker Biddle & Reath LLP
(j)     (2)    Consent of PricewaterhouseCoopers LLP
(p)     (2)    Code of Ethics of Boston Partners Asset Management, L.P.
(p)     (5)    Code of Ethics of Bogle Investment Management, L.P.
(p)     (6)    Code of Ethics of PFPC Distributors, Inc.